AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 18, 2005.

                                                        REGISTRATION NO. 2-80897

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]
                         PRE-EFFECTIVE AMENDMENT NO.[_]
                       POST-EFFECTIVE AMENDMENT NO. 31 [X]
                                       AND
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]
                       POST-EFFECTIVE AMENDMENT NO. 38 [X]
                        (Check appropriate box or boxes)


                            THE PRUDENTIAL INDIVIDUAL
                            VARIABLE CONTRACT ACCOUNT
                           (Exact Name of Registrant)

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)

                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
          Address and telephone number of principal executive offices)
                                   ----------

                             THOMAS C. CASTANO, ESQ.
                               ASSISTANT SECRETARY
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
                     (Name and address of agent for service)

                                   Copies to:
                          C. CHRISTOPHER SPRAGUE, ESQ.
                        VICE PRESIDENT, CORPORATE COUNSEL
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-5997

It is proposed that this filing will become effective (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[_] on ____ pursuant to paragraph (b) of Rule 485
     (date)

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on ___________ pursuant to paragraph (a)(1) of Rule 485
         (date)

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts
     =======================================================================

                                    VARIABLE
                                   INVESTMENT
                                     PLAN(R)

This prospectus describes an individual variable annuity contract offered by The Prudential Insurance Company of America and the Prudential Individual Variable Contract Account ("Prudential," "We" or "Us").


The Variable Investment Plan offers a wide variety of investment choices, including a fixed interest rate option, a real estate variable investment option and variable investment options that invest in the following underlying mutual fund portfolios managed by Prudential Investments LLC, an indirect wholly-owned subsidiary of Prudential Financial, Inc., under a manager-of-managers approach:

Conservative Balanced Portfolio
Diversified Bond Portfolio
Equity Portfolio
Flexible Managed Portfolio
Global Portfolio
Government Income Portfolio
High Yield Bond Portfolio
Jennison Portfolio
Money Market Portfolio
Natural Resources Portfolio
Prudential Value Portfolio
Small Capitalization Stock Portfolio
Stock Index Portfolio

ORD97111

                                                                     May 2, 2005

Please read this prospectus before purchasing a Variable Investment Plan contract, and keep it for future reference.

Prudential offers several different annuities which your representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the annuity. The different features and benefits include variations in death benefit protection and the ability to access your annuity's contract value. The fees and charges under the annuity contract and compensation paid to your representative may also be different between each annuity. If you are purchasing the contract as a replacement for existing variable annuity or variable life coverage, you should consider, among other things, any surrender or penalty charges you may incur when replacing your existing coverage.

The current prospectuses for the underlying mutual funds and the real estate investment option contain important information about the investment options. When you invest in a variable investment option that is funded by a mutual fund or real estate investment option, you should read the prospectus and keep it for future reference.


To learn more about the Variable Investment Plan, you can request a copy of the Statement of Additional Information (SAI) dated May 2, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Prudential also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can be obtained from the SEC's Public Reference Room, 450 5th Street N.W., Washington, D.C. 20549-0102. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. The SEC also maintains a Web site (http://www.sec.gov) that contains the Variable Investment Plan SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on page 24 of this prospectus. For a free copy of the SAI, call us at (888) PRU-2888 or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

The Variable Investment Plan contract provides a bonus credit for purchase payments made during the first three contract years. Certain charges under the Variable Investment Plan are higher than those under variable annuities that do not offer a bonus. If you withdraw a purchase payment within eight contract anniversaries after you made the payment, you will forfeit the associated bonus, but you will have been subject to those higher charges.

The SEC has not determined that this contract is a good investment, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Investment in a variable annuity is subject to risk, including the possible loss of your money. An investment in the Variable Investment Plan is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

Variable Investment Plan is a registered mark of Prudential.

                    Variable Investment Plan Variable Annuity

                                TABLE OF CONTENTS


                                                              Page
GLOSSARY .................................................     ii
SUMMARY ..................................................      1
SUMMARY OF CONTRACT EXPENSES .............................      4
EXPENSE EXAMPLES .........................................      6
1.   WHAT IS THE VARIABLE INVESTMENT
     PLAN VARIABLE ANNUITY? ..............................      8
     Beneficiary .........................................      8
     Death Benefit .......................................      8
     Short Term Cancellation Right or "Free Look" ........      9
     Other Contracts .....................................      9
2.   WHAT INVESTMENT OPTIONS CAN I
     CHOOSE? .............................................      9
     Variable Investment Options .........................      9
     Fixed Interest Rate Option ..........................     10
     Transfers Among Options .............................     10
     Dollar Cost Averaging ...............................     11
     Voting Rights .......................................     12
     Substitution ........................................     12
     Other Changes .......................................     12
3.   WHAT KIND OF PAYMENTS WILL I
     RECEIVE DURING THE INCOME PHASE?
     (ANNUITIZATION) .....................................     12
     Payment Provisions ..................................     12
     Option 1: Life Annuity with 120 Payments
      (10 Years) Certain Option ..........................     13
     Option 2: Interest Payment Option ...................     13
     Option 3: Other Annuity Options .....................     13
4.   WHAT IS THE 1% BONUS? ...............................     13
5.   HOW CAN I PURCHASE A VARIABLE
     INVESTMENT PLAN VARIABLE ANNUITY
     CONTRACT? ...........................................     13
     Purchase Payments ...................................     13
     Allocation of Purchase Payments .....................     13
     Calculating Contract Value for Series Fund
      Subaccounts ........................................     14
6.   WHAT ARE THE EXPENSES ASSOCIATED
     WITH THE VARIABLE INVESTMENT PLAN
     VARIABLE ANNUITY CONTRACT? ..........................     14
     Insurance Charges ...................................     15
     Withdrawal Charge ...................................     15
     Bonus Recapture .....................................     16
     Critical Care Access ................................     16
     Annual Contract Fee .................................     16
     Taxes Attributable to Premium .......................     16
     Company Taxes .......................................     16
     Underlying Fees for Variable Investment Options .....     16
7.   HOW CAN I ACCESS MY MONEY? ..........................     17
     Withdrawals During the Accumulation Phase ...........     17
     Automated Withdrawals ...............................     17
     Suspension of Payments or Transfers .................     17
8.   WHAT ARE THE TAX CONSIDERATIONS
     ASSOCIATED WITH THE VARIABLE
     INVESTMENT PLAN VARIABLE ANNUITY
     CONTRACT? ...........................................     18
     Taxes Payable by You ................................     18
     Taxes on Withdrawals and Surrender ..................     18
     Taxes on Annuity Payments ...........................     18
     Tax Penalty on Withdrawals and Annuity
      Payments ...........................................     18
     Special Rules in Relation to Tax-Free Exchanges
      Under Section 1035 .................................     19
     Taxes Payable by Beneficiaries ......................     19
     Reporting and Withholding on Distributions ..........     19
     Annuity Qualification ...............................     20
     Additional Information ..............................     21
     Taxes Paid by Prudential ............................     21
9.   OTHER INFORMATION ...................................     21
     The Prudential Insurance Company of America .........     21
     The Separate Account ................................     21
     The Real Property Account ...........................     21
     Sale and Distribution of the Contract ...............     22
     Litigation ..........................................     22
     Assignment ..........................................     23
     Financial Statements ................................     24
     Statement of Additional Information .................     24
     Householding ........................................     24
     Accumulation Unit Values ............................     25

                    Variable Investment Plan Variable Annuity

                                    GLOSSARY

We have tried to make this prospectus as easy to read and understand as possible. By the nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

--------------------------------------------------------------------------------
Accumulation Phase. The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

Annuitant. The person whose life determines how long the contract lasts and the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, the owner becomes the annuitant.

Annuity Date. The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

Beneficiary. The person(s) or entity you have chosen to receive a death benefit.

Bonus. The additional 1% of your purchase payments that we add to the value of your contract. This amount is based on the purchase payments you make during the first three years you own the contract. This bonus payment is discretionary in later years. Payment of the bonus amount may be limited to $1,000 each contract year. This amount is referred to in your contract as an "additional amount."

Business Day. A day on which both the New York Stock Exchange and Prudential are open for business. Our business day generally ends at 4:00 p.m. Eastern time.

Cash Value. This is the total value of your contract minus any applicable charges or fees.

Co-Annuitant. The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.

Contract Date. The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year begins on the contract date or on a contract anniversary.

Contract Owner, Owner, or You. The person entitled to the ownership rights under the contract.

Contract Value. This is the total value of your contract, equal to the sum of the values of your investment options you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

Death Benefit. If a death benefit is payable, the beneficiary you designate will receive, depending on the age of the annuitant at death, either the contract value or the total purchase payments, reduced proportionally by withdrawals.

Fixed Interest Rate Option. An investment option that offers a fixed rate of interest for a one year period.

Good Order. An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

Income Options. Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

Income Phase. The period during which you receive income payments under the contract.

                    Variable Investment Plan Variable Annuity

Mutual Fund Investment Option. When you choose a mutual fund investment option, we purchase shares of the mutual fund portfolio associated with that option. We hold these shares in the Separate Account. The division of the Separate Account is referred to in your contract as a subaccount.


Prudential Annuity Service Center. For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The phone number is (888) PRU-2888. Prudential's Web site is www.prudential.com.


Purchase Payments. The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

Real Property Account. One of your variable investment options. It is a separate account established by Prudential to invest, through a partnership, in income-producing real property.

Separate Account. Purchase payments allocated to the mutual fund investment options are held by us in a separate account called the Prudential Individual Variable Contract Account. The separate account is set apart from all of the general assets of Prudential.

Statement of Additional Information. A document containing certain additional information about the Variable Investment Plan variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

Tax Deferral. This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract.

Variable Investment Options. The mutual fund investment options and the Real Property Account.

                    Variable Investment Plan Variable Annuity

SUMMARY
For a more complete discussion of the following topics, see the corresponding section in the prospectus.


1. WHAT IS THE VARIABLE INVESTMENT PLAN VARIABLE ANNUITY?

The Variable Investment Plan variable annuity is a contract between you, as the owner, and us, the insurance company (Prudential, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options which are associated with portfolios of The Prudential Series Fund, Inc. (Series Fund). There is another variable investment option called the Variable Contract Real Property Account (Real Property Account) and there is also a fixed interest rate option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Series Fund Money Market Portfolio variable investment option.

The fixed interest rate option offers a guaranteed interest rate. While your money is allocated to this option, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.

You may make up to 4 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate option and the Real Property Account.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings grow on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase starts when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender, and the payout option you select.

We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

Free Look. If you change your mind about owning the Variable Investment Plan contract, you may cancel your contract within 10 days after receiving it (or whatever time period is required by applicable law).

Other Contracts. This prospectus describes the Variable Investment Plan contract which is currently offered for sale. There are earlier versions of the contract that Prudential no longer offers. These earlier versions have certain different features that are referred to throughout this prospectus. Owners of previously offered contracts can find further information in the SAI.

2. WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in any of the following variable investment options:

                        THE PRUDENTIAL SERIES FUND, INC.

The Prudential Series Fund, Inc. is a mutual fund made up of the following available portfolios. You may choose one or more of these portfolios as variable investment options.

                         Conservative Balanced Portfolio
                           Diversified Bond Portfolio
                                Equity Portfolio
                           Flexible Managed Portfolio
                                Global Portfolio
                           Government Income Portfolio
                            High Yield Bond Portfolio
                               Jennison Portfolio
                             Money Market Portfolio
                           Natural Resources Portfolio
                           Prudential Value Portfolio
                      Small Capitalization Stock Portfolio
                              Stock Index Portfolio

                    Variable Investment Plan Variable Annuity

                        THE PRUDENTIAL VARIABLE CONTRACT
                              REAL PROPERTY ACCOUNT

The Real Property Account is a separate account established by Prudential, which, through a partnership, invests primarily in income-producing real property.

Depending upon market conditions, you may earn or lose money in any of these investment options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios and the Real Property Account used by the variable investment options that you choose. Accumulation unit values for the subaccounts corresponding to the Series Fund appear at the end of this prospectus.

You may also invest your money in the fixed interest rate option.

3. WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you may not be able to change your payment plan without receiving our prior consent.

4. WHAT IS THE 1% BONUS?

We will add to your account an additional 1% of your purchase payments during the first three years of your contract. Payment of the bonus amount may be limited to $1,000 each contract year. After three contract years the additional 1% may be added at our discretion. Also, the 1% will be recaptured if you make a withdrawal within eight contract anniversaries after the purchase payment is made.

Prudential and its affiliated insurance company subsidiaries, through separate prospectuses, sell individual variable annuities that do not provide a bonus. In deciding whether to buy a Variable Investment Plan contract, you should compare the costs and other features of those contracts (or of other variable annuity contracts made available by your agent) with the costs under the Variable Investment Plan contract. In particular, you should be aware that certain of the charges under the Variable Investment Plan contract are higher than those under variable annuities that do not offer a bonus. We impose these higher charges to recoup our costs associated with the granting of bonus payments. Under certain scenarios, you could find yourself in a disadvantageous position for having bought a Variable Investment Plan contract, as opposed to another variable annuity. For example, if you withdraw a purchase payment under the Variable Investment Plan contract within eight contract anniversaries after you made the payment, you will forfeit the associated bonus, but you will have been subject to those higher charges nonetheless. Accordingly, you should be prepared to keep your purchase payments invested for at least the eight contract anniversary period in order to take full economic advantage of the bonus payments you have received.

5. HOW CAN I PURCHASE A VARIABLE INVESTMENT PLAN VARIABLE ANNUITY CONTRACT?

You can purchase this contract, under most circumstances, with a minimum initial purchase payment of $1,000. You must get our prior approval for purchase payments of $1 million or more. Generally, you can make additional purchase payments of $100 or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.

6. WHAT ARE THE EXPENSES ASSOCIATED WITH THE VARIABLE INVESTMENT PLAN VARIABLE ANNUITY CONTRACT?

The contract has insurance features and investment features, both of which have related costs and charges. Each year (or upon full surrender) we deduct a contract maintenance charge if your contract value is less than $10,000. This charge is currently no more than $30. We do not impose the contract maintenance charge if your contract

                    Variable Investment Plan Variable Annuity

value is $10,000 or more. For insurance and administrative costs, we also deduct an annual charge based on the average daily value of all assets allocated to the variable investment options. The daily cost is equivalent to an annual charge of 1.20%. This charge is not assessed against amounts allocated to the fixed interest rate investment option.

There are a few states/jurisdictions that assess a premium tax on us when you begin receiving regular income payments from your annuity. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your contract value.


There are also expenses associated with the mutual funds. For 2004, the fees of
these funds ranged on an annual basis from    % to    % of fund assets. The
expenses of the Real Property Account investment option, which include a    %
management fee are substantially higher. See the Real Property Account prospectus for further information.


During the accumulation phase, if you withdraw money less than eight years after making a purchase payment, you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-8%.

7. HOW CAN I ACCESS MY MONEY?

You may withdraw money at any time during the accumulation phase. Each contract year you may withdraw your contract earnings plus up to 10% of your contract value (calculated as of the date of the first withdrawal made in that contract year), without charge. Withdrawals in excess of earnings plus 10% of your purchase payments may be subject to a withdrawal charge. This charge initially is 8% but decreases 1% each contract anniversary, from the date that each purchase payment was made. After the eighth contract anniversary, there is no charge for a withdrawal for that purchase payment. You may, however, be subject to income tax and, if you make a withdrawal prior to age 591/2, an additional tax penalty as well.

8. WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE VARIABLE INVESTMENT PLAN VARIABLE ANNUITY CONTRACT?

Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age 591/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income.

9. OTHER INFORMATION

This contract is issued by The Prudential Insurance Company of America (Prudential) and sold by registered representatives of affiliated and unaffiliated broker/dealers.

                    Variable Investment Plan Variable Annuity

                          SUMMARY OF CONTRACT EXPENSES

The purpose of this summary is to help you to understand the costs you will pay for the Variable Investment Plan variable annuity contract. The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options.

For more detailed information, including additional information about current and maximum charges, see "What Are The Expenses Associated With The Variable Investment Plan Variable Annuity Contract?" on page 14. The Series Fund and Real Property Account prospectuses contain detailed information about those investment options.

                       Contract Owner Transaction Expenses
--------------------------------------------------------------------------------

                                          Number of Contract Anniversaries
Transaction Expenses                 Since the Date of Each Purchase Payment
--------------------------------------------------------------------------------
   Withdrawal Charge(1):             0 ... 8% plus return of 1% bonus
                                     1 ... 7% plus return of 1% bonus
                                     2 ... 6% plus return of 1% bonus
                                     3 ... 5% plus return of 1% bonus
                                     4 ... 4% plus return of 1% bonus
                                     5 ... 3% plus return of 1% bonus
                                     6 ... 2% plus return of 1% bonus
                                     7 ... 1% plus return of 1% bonus
                                     8 ... 0%
   Maximum Annual Contract
   Fee and Full Withdrawal Fee(2):   ........$30.00

   Charge For Premium Tax
   Imposed On Us By Certain
   States/Jurisdictions:             Up to 3.5% of contract value

Annual Account Expenses
----------------------------------------------------------------------------------------
        As a percentage of the average account value in the variable investment options.

        Mortality and Expense Risk         ................1.20%
----------------------------------------------------------------------------------------

(1) Withdrawal charges are imposed only on purchase payments. In addition, during any contract year you may withdraw up to 10% of the total contract value (calculated as of the date of the first withdrawal made in that contract year) without charge. There is no withdrawal charge on any withdrawals made under the Critical Care Access Option (see page 16). Withdrawal charges are also waived when a death benefit is paid.

(2) This fee is only imposed if your contract value is less than $10,000 at the time this fee is calculated.

                   Variable Investment Plan Variable Annuity

                   Total Annual Mutual Fund Operating Expenses


The next item shows the minimum and maximum total operating expenses (expenses that are deducted from variable investment options, including management fees, distribution and/or service fees, and other expenses) charged by the underlying mutual funds or Real Property Account that you may pay periodically during the time that you own the contract. More detail concerning each variable investment option's fees and expenses is contained in the underlying Series Fund and Real Property Account prospectuses. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2004. Mutual fund expenses are not fixed or guaranteed by the Prudential Variable Investment Plan contract, and may vary from year to year.



--------------------------------------------------------------------------------
                                                  MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Mutual Fund Operating Expenses*        %           %



* The Real Property Account is a distinct variable investment option, but is not a registered mutual fund. The Total Annual Operating Expenses for the
  Real Property Account are    %

                    Variable Investment Plan Variable Annuity

                                EXPENSE EXAMPLES

--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5%
return each year and assume the maximum fees and expenses of any of the variable investment options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as indicated in the tables that follow.
--------------------------------------------------------------------------------

Example 1 - If You Withdraw Your Assets

Example 1 assumes that:

o you invest $10,000 in the Variable Investment Plan;
o you allocate all of your assets to the variable investment option having the maximum total operating expenses;
o you withdraw all your assets at the end of the time period indicated;
o your investment has a 5% return each year; and
o the underlying mutual fund's total operating expenses remain the same each year.


Example 2 - If You Do Not Withdraw Your Assets
Example 2 assumes that:

o you invest $10,000 in the Variable Investment Plan;
o you allocate all of your assets to the variable investment option having the maximum total operating expenses;
o you do not withdraw any of your assets at the end of the time period indicated;
o your investment has a 5% return each year; and
o the underlying mutual fund's total operating expenses remain the same each year.


----------------------------------------------------------------------------
BASE DEATH BENEFIT
----------------------------------------------------------------------------
EXAMPLE 1:                             EXAMPLE 2:
IF YOU WITHDRAW YOUR ASSETS            IF YOU DO NOT WITHDRAW YOUR ASSETS
----------------------------------------------------------------------------
1 YR    3 YRS     5 YRS     10 YRS     1 YR       3 YRS     5 YRS     10 YRS
----------------------------------------------------------------------------
$       $         $         $          $          $         $         $
----------------------------------------------------------------------------


Notes for Annual Underlying Mutual Fund Expenses:

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                    Variable Investment Plan Variable Annuity

The values shown in the 10 year column are the same for Example 1 and Example 2. This is because after 10 years, we would no longer deduct withdrawal charges when you make a withdrawal, or when you begin the income phase of your contract.


The examples use an average annual contract maintenance charge, which we calculated based on our estimate of the total contract fees we expect to collect in 2005. Based on these estimates, the contract maintenance charge is included as an annual charge of % of contract value. Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.


Premium taxes are not reflected in these examples. We deduct a charge to approximate premium taxes that may be imposed on us in your state. This charge is generally deducted from the amount applied to an annuity payout option. A table of accumulation unit values appears on page 25 of this prospectus.

                    Variable Investment Plan Variable Annuity

1. What is the Variable Investment Plan Variable Annuity?

The Variable Investment Plan Variable Annuity is a contract between you, the owner, and us, the insurance company, The Prudential Insurance Company of America ("Prudential," "We" or "Us").

Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin anytime on or after the third contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

This annuity contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

The Variable Investment Plan is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options as well as a guaranteed fixed interest rate option. If you select a variable investment option, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the variable investment option(s) you have selected. Because the options fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

As mentioned above, the Variable Investment Plan also contains a guaranteed fixed interest rate option. This option offers an interest rate that is guaranteed by us for one year and will be at least 3% per year.

As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the annuitant or last surviving annuitant dies by making a written request to us.

Death Benefit

If the annuitant dies during the accumulation phase, we will, upon receiving appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the designated beneficiary. We require proof of death to be submitted promptly. There are several death benefit payment options.

This is how the amount of the death benefit is calculated:

If the annuitant dies during the accumulation phase before age 65, the amount of the death benefit will be the greater of (a) the current value of the contract as of the date we receive proof of death, or (b) the total of all purchase payments plus any bonus credited by Prudential, reduced proportionally by withdrawals.

If the annuitant is age 65 or older, the amount of the death benefit will be the current value of the contract as of the date we receive proof of death.

Here is an example of how the death benefit is calculated:

Suppose a contract owner had made purchase payments and was credited a bonus totaling $100,000 but, due to unfortunate investment results, the contract value had decreased to $80,000. If the annuitant is younger than age 65, the death benefit would still be $100,000. This amount, however, is reduced proportionally when you make a withdrawal from the contract. If the contract owner had withdrawn 50% of the remaining $80,000, the death benefit would also

                    Variable Investment Plan Variable Annuity

be reduced by 50%. Since the death benefit had been $100,000, it would now be $50,000. As stated above, after age 65, the death benefit amount is simply the current value of the contract.

Different rules may apply when co-annuitants are named. There are tax requirements that apply to distributions made as a result of an annuitant's death. See Section 8, "What Are The Tax Considerations Associated With The Variable Investment Plan Variable Annuity Contract?" and the Statement of Additional Information (SAI) for details.

If the annuitant dies during the income phase, the death benefit, if any, is determined by the type of annuity payment option you select.

Short Term Cancellation Right or "Free Look"
If you change your mind about owning the Variable Investment Plan, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive a refund generally equal to your contract value as of the date you surrendered your contract.

To the extent dictated by law, we will include in your refund the amount of any fees and charges that we deducted.

Other Contracts

This prospectus describes the Variable Investment Plan contract which is currently being offered for sale. There are earlier versions of the contract that Prudential no longer offers. These earlier versions have some different features which include differences in:

o payout options;

o sales charges on withdrawals; and

o naming of an annuitant.

If you are an owner of a contract that is no longer offered for sale, you can find further information regarding contract differences throughout this prospectus and in the SAI.

2. What Investment Options Can I Choose?


The contract gives you the choice of allocating your purchase payments to any of the variable investment options or a fixed interest rate option. There is a separate prospectus for The Prudential Series Fund, Inc. and for the Real Property Account. You should read The Prudential Series Fund, Inc. and/or Real Property Account prospectuses before you decide to allocate your assets to these variable investment options.


Variable Investment Options

The Prudential Series Fund, Inc.

Listed below are The Prudential Series Fund, Inc. (Series Fund) portfolios which are available as variable investment options. Each portfolio has a different investment objective.

o Conservative Balanced Portfolio

o Diversified Bond Portfolio

o Equity Portfolio

o Flexible Managed Portfolio

o Global Portfolio

o Government Income Portfolio

o High Yield Bond Portfolio

o Jennison Portfolio

o Money Market Portfolio

o Natural Resources Portfolio

o Prudential Value Portfolio

o Small Capitalization Stock Portfolio

o Stock Index Portfolio

The Series Fund is managed by Prudential Investments LLC (PI), an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), through subadvisers that PI employs by using a "manager-of-managers" approach.

                    Variable Investment Plan Variable Annuity

The subadvisers, which have day-to-day responsibility for managing the portfolios, are subject to the oversight of PI using a manager-of-managers approach. Under the manager-of-managers approach, PI has the ability to assign subadvisers to manage specific portions of a portfolio, and the portion managed by a subadviser may vary from 0% to 100% of the portfolio's assets. The subadvisers that manage some or all of a Series Fund portfolio are listed below.

Prudential Investment Management, Inc., also an indirect wholly-owned subsidiary of Prudential Financial, serves as subadviser to the Conservative Balanced, Diversified Bond, Flexible Managed, Government Income, High Yield Bond, Money Market, Small Capitalization Stock, and Stock Index Portfolios.

Jennison Associates LLC (Jennison), also an indirect wholly-owned subsidiary of Prudential Financial, serves as the sole subadviser to the Global, Natural Resources and Prudential Value Portfolios. Jennison also serves as subadviser to a portion of the Equity Portfolio.

GE Asset Management Incorporated and Salomon Brothers Asset Management Inc. each manage a portion of the Equity Portfolio.

A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.

As detailed in the Series Fund prospectus, although the Prudential Series Fund Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.

The Prudential Variable Contract Real Property Account

The Real Property Account, through a general partnership formed by Prudential and two of its subsidiaries, invests primarily in income-producing real property such as office buildings, shopping centers, agricultural land and other real estate related investments. The partnership is managed by Prudential, for which Prudential charges the partnership a daily fee of 1.25% per year of the average daily gross assets of the partnership.


An affiliate of each of the portfolios may compensate Prudential based upon an annual percentage of the average assets held in the portfolio by Prudential under the contracts. These percentages may vary by fund and/or portfolio, and reflect administrative and/or support services we provide. Currently, Prudential receives 0.05% annually for providing those services.


Fixed Interest Rate Option

We also offer a fixed interest rate option. When you select this option, your payment will earn interest at the established rate for a one-year period. This rate will be at least 3%. A new interest rate period is established every time you allocate or transfer money into the fixed interest rate option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time.

Payments allocated to the fixed interest rate option become part of Prudential's general assets.

Transfers Among Options

We allow you to transfer money among the mutual fund investment options, and from the mutual fund investment options to the fixed interest rate option and the Real Property Account, but we have the contractual right to limit you to as few as four such transfers each contract year. If we decide to impose this four-transfer limit, we will notify you in advance. We currently impose a different yearly limitation on the manner in which we will accept your transfer requests. Specifically, once you have

                    Variable Investment Plan Variable Annuity

made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count transfers that involve one of our systematic programs, such as dollar cost averaging.

Frequent transfers involving the mutual fund investment options in response to short-term fluctuations in markets, sometimes called "market timing," can affect a portfolio manager's ability to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transactions costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers. Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity. The minimum transfer amount is $300. You will need to get our consent if you want to make a transfer that is less than $300 or if making a transfer would reduce the value of the variable option to less than $300. Your transfer request may be made by telephone, electronically or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone are genuine. We will not be liable for following unauthorized telephone instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order. Our business day generally closes at 4:00 p.m. Eastern time. Transfer requests received after 4:00 p.m. Eastern time will take effect at the end of the next business day.

You can make transfers out of the fixed interest rate and the Real Property Account options only during the 30-day period following your contract anniversary date.

The maximum amount you may transfer from the fixed interest rate option is limited to the greater of:

o 25% of the amount allocated to the fixed interest rate option; or
o $2,000.

The maximum amount you may transfer from the Real Property Account is limited to the greater of:

o 50% of the amount allocated to the Real Property Account; or
o $10,000.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) feature allows you to systematically transfer a percentage amount out of the money market variable investment option and into any other variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. You may choose to have these automatic transfers from the DCA account made monthly. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against a loss in declining markets.

When you establish your DCA account with your first purchase payment, you must allocate a minimum of either $2,000 or 10% of your purchase payment, whichever is greater, to your DCA account. If you establish your DCA account at a later time, a minimum of $2,000 is required.

Once established, your first transfer out of the account must be at least 3% of your DCA account. The minimum amount you can transfer into any one investment option is $20. Transfers will continue automatically until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to re-open the DCA account at any time.


Your transfers will occur on the same date each month as your DCA start date, provided that the

                    Variable Investment Plan Variable Annuity

New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day. If processing the transfer on the next business day would result in the transaction occurring in the subsequent calendar year, then we will process the transaction on the preceding business day.


Any dollar cost averaging transfers you make are not counted toward the maximum number of transfers you are allowed each year. This feature is available only during the contract accumulation phase.

Voting Rights

We are the legal owner of the shares in the underlying mutual funds used by the variable investment options. However, we vote these shares according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote the shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as the shares for which we receive instructions from contract owners. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

Substitution

We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing portfolios. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

Other Changes

We may also make other changes to such things as the minimum amounts for purchases, transfers and withdrawals. However, before imposing such changes we will give you at least 90 days notice.


3. What Kind of Payments Will I Receive During the Income Phase? (Annuitization)

Payment Provisions

Under the terms of the currently offered contract, we can begin making annuity payments any time on or after the third contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 90th birthday (unless we agree to another date). Different provisions and payment options apply to certain previously offered contracts. See the discussion contained in the SAI for further details.

We make the annuity options described below available at any time before the annuity date. All of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. At any time before your annuity date, you may ask us to change the annuity date specified in your contract to another permissible date.

As indicated above, when you decide to begin receiving annuity payments, your participation in the variable investment options ends. Generally, once you begin receiving regular payments you cannot change your payment plan. The value of your contract at that time, together with your choice of annuity option, will help determine how much your income payments will be. You should be aware that depending on how recently you made purchase payments, you may be subject to withdrawal charges and the recapture of bonus payments when you annuitize. For certain annuity options these withdrawal charges will be waived.

If an annuity option is not selected by your annuity date, the Interest Payment Option (Option 2, described below) will automatically be selected, unless prohibited by applicable law. Application of contract value to Option 2 will generally be taxed as a surrender of the contract.

                    Variable Investment Plan Variable Annuity

Option 1.  Life Annuity With 120 Payments (10 Years) Certain Option

Under this option, we will make annuity payments monthly, quarterly, semiannually or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining certain period annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate used will be at least 3.5% a year.

Option 2. Interest Payment Option

Under this option, we credit interest on your contract value not yet withdrawn. We can make interest payments on a monthly, quarterly, semiannual or annual basis or allow the interest to accrue on your contract assets. If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. Under this option, we will pay you interest at an effective rate of at least 3% a year. Upon the death of the annuitant, we will pay the beneficiary the remaining contract assets.

Option 3. Other Annuity Options

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

These options are referred to in your contract as the supplemental life annuity option. Under the supplemental life annuity option, we will waive withdrawal charges that might be applicable under other annuity options. In addition, if you select Option 1 without a right of withdrawal, we will effect that option under the supplemental life annuity option, if doing so provides greater monthly payments.

4. What is the 1% Bonus?

During the first three contract years, we will add an additional 1% to every purchase payment that you make. After that, we will add the 1% bonus at our discretion. We may limit our payment of the bonus to $1,000 per contract year. The bonus payment will be allocated to your contract based on the way your purchase payment is allocated among the variable investment options and the fixed interest rate option.

The bonus amount will not be subject to the charge for premium taxes. We will, however, take the bonus payments back if you make a withdrawal of the associated purchase payment within eight contract anniversaries of the time that the purchase payment was made. The only exception would be if you annuitize your contract in a way that is not subject to a withdrawal charge or if you make a withdrawal under the Critical Care Access option.

5. How Can I Purchase a Variable Investment Plan Variable Annuity Contract?

Purchase Payments

The initial purchase payment is the amount of money you give us to purchase the contract. The minimum initial purchase payment is $1,000. Where allowed by law, you must get our approval for any initial and additional purchase payment of $1,000,000 or more. You can make additional purchase payments of at least $100 or more at any time during the accumulation phase. Prudential currently accepts subsequent purchase payments below this $100 minimum amount. We reserve the right to again require a $100 minimum at some future date.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your invested purchase payment among the variable investment options and the fixed interest rate option, based on the percentages you choose. The initial allocation to any investment option must be at least $300. The minimum subsequent allocation to a particular investment option must be at least 1% of your purchase payment. When

                    Variable Investment Plan Variable Annuity

you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order. Our business day generally closes at 4:00 p.m. Eastern time. Subsequent purchase payments received in good order after 4:00 p.m., Eastern time will be credited on the following business day.

Calculating Contract Value for Series Fund Subaccounts

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment option(s) you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

   1. adding up the total amount of money allocated to a specific investment option;

   2. subtracting from that amount insurance charges and any other charges such as taxes; and

   3. dividing this amount by the number of outstanding accumulation units.

When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease or remain the same from day to day. The Accumulation Unit Values charts beginning on page 25 of this prospectus give you more detailed information about the accumulation units of the mutual fund investment options.

We cannot guarantee that the value of your contract will increase or that it will not fall below the amount of your total purchase payments. However, we do guarantee a minimum interest rate of 3% a year on that portion of the contract allocated to the fixed interest rate option.

6. What Are The Expenses Associated With The Variable Investment Plan Variable Annuity Contract?

There are charges and other expenses associated with the contract that reduce the return on your investment. These charges and expenses are described below.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge;

                    Variable Investment Plan Variable Annuity

however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

Insurance Charges

Each day we make a deduction for insurance charges as follows:

The mortality risk portion of the insurance charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for our assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

The mortality and expense risk charge is equal, on an annual basis, to 1.20% of the daily value of the contract invested in the variable investment options, after expenses have been deducted. This charge is not assessed against amounts allocated to the fixed interest rate option.

If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from the charges. The mortality and expense risk charge for your contract cannot be increased. Any profits made from this charge may be used by us to pay for the costs of distributing the contracts.

Withdrawal Charge

During the accumulation phase you can make withdrawals from your contract. Your withdrawal request will be processed as of the date it is received in good order at the Prudential Annuity Service Center.

When you make a withdrawal, money will be taken first from your earnings. When your earnings have been used up, then we will take the money from your purchase payments. You will not have to pay any withdrawal charge when you withdraw your earnings.

You will need to get our consent if you want to make a partial withdrawal that is less than $300 or, if by making a partial withdrawal, your contract value would be reduced to less than $300.

The withdrawal charge is for the payment of the expenses involved in selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities.

Each contract year, you can withdraw earnings plus up to 10% of your total contract value (calculated as of the date of the first withdrawal made in that contract year), without paying a withdrawal charge. This amount is referred to as the "charge-free" amount. Prior to the eighth contract anniversary following a purchase payment, if your withdrawal is more than the charge-free amount, a withdrawal charge will be applied. For this purpose, we treat purchase payments as withdrawn on a first-in, first-out basis.

The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment was made. Specifically, we maintain an "age" for each purchase payment you have made, by keeping track of how many contract anniversaries have passed since the purchase payment was made. The withdrawal charge is the percentage, shown below, of the amount withdrawn.

                        Number of Contract Anniversaries
                     Since the Date of Each Purchase Payment
                          0........................ 8%
                          1........................ 7%
                          2........................ 6%
                          3........................ 5%
                          4........................ 4%
                          5........................ 3%
                          6........................ 2%
                          7........................ 1%
                          8........................ 0%

                    Variable Investment Plan Variable Annuity

If you are 81 or older when you make your purchase payment, your surrender charges for that payment will be lower.

Bonus Recapture

The bonus amount associated with a purchase payment will be recaptured if you withdraw the associated purchase payment within eight contract anniversaries after the payment was made. The bonus amount will be withdrawn in the same proportion as the purchase payments being withdrawn. This includes withdrawals made for the purpose of annuitizing if withdrawal charges would apply. If you make a withdrawal eight contract anniversaries or more after making the purchase payment that was credited with the bonus, you can withdraw all or part of your purchase payment and still retain the bonus amount.

Critical Care Access

We will allow you to withdraw money from the contract and will waive any withdrawal charge and annual contract fee, if the annuitant or the last surviving co-annuitant (if applicable) becomes confined to an eligible nursing home or hospital for a period of at least three consecutive months. You would need to provide us with proof of the confinement. If a physician has certified that the annuitant or last surviving co-annuitant is terminally ill (has six months or less to live), there will be no charge imposed for withdrawals. Critical Care Access is not available in all states.

Annual Contract Fee

During the accumulation phase, if your contract value is less than $10,000 on the contract anniversary date, we will deduct $30 per contract year (this fee may differ in certain states). This annual contract fee is used for administrative expenses and cannot be increased. The fee will be deducted proportionately from each of the investment options that you have selected. This charge will also be deducted when you surrender your contract if your contract value is less than $10,000 at that time.

Taxes Attributable to Premium

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a charge against the value of the contract to pay some or all of these taxes. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.


Company Taxes

We will pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liablity. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract.


Underlying Fees for Variable Investment Options
When you allocate a purchase payment or a transfer to the mutual fund investment options, we in turn invest in shares of a corresponding

                    Variable Investment Plan Variable Annuity


underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2004, the fees of these funds ranged on an annual basis from % to % of fund assets. The fee for the Real Property Account on an annual basis is % of its average daily gross assets. For additional information about these fund fees, please consult the Series Fund and Real Property Account prospectuses.


7. How Can I Access My Money?

You can access your money by:

o making a withdrawal (either partial or full); or
o choosing to receive annuity payments during the income phase.

Withdrawals During the Accumulation Phase

When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees. We will calculate the value of your contract and charges if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be made proportionately from all of the variable investment options as well as the fixed interest rate option, depending on which options you have selected. You will have to receive our consent to make a partial withdrawal if the amount is less than $300 or if, as a result of the withdrawal, the value of your contract is reduced to less than $300.

We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract. Specifically, we will deduct any applicable charges proportionately from all of the variable investment options as well as the fixed interest rate option.


Income taxes, tax penalties, withdrawal charges, and certain restrictions also may apply to any withdrawal you make. For a more complete explanation, see
Section 8 of this prospectus.


Automated Withdrawals

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. Withdrawal charges may be deducted if the withdrawals in any contract year are more than the charge-free amount. The minimum automated withdrawal amount you can make is $300.

Income taxes, tax penalties, withdrawal charges and certain restrictions may apply to automated withdrawals. For a more complete explanation, see Section 8 of this prospectus.

Suspension of Payments or Transfers

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

   1. The New York Stock Exchange is closed (other than customary weekend and holiday closings);

   2. Trading on the New York Stock Exchange is restricted;

   3. An emergency exists, as determined by the SEC, during which sales of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

   4. The SEC, by order, so permits suspension or postponement of payments for the protection of owners.

We expect to pay the amount of any withdrawal or process any transfer made from the investment options promptly upon request. We are, however, permitted to delay payment for up to six months on withdrawals from the fixed interest rate option. If we delay payment for more than 30 days, we will pay you interest at an annualized rate of at least 3%.

                    Variable Investment Plan Variable Annuity

8. What Are The Tax Considerations Associated With The Variable Investment Plan Variable Annuity Contract?

The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.

Contracts Owned By Individuals (Not Associated With Tax-Favored Retirement
Plans)

Taxes Payable By You

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

Taxes on Withdrawals and Surrender

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect any interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

Taxes on Annuity Payments

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

Tax Penalty on Withdrawals and Annuity Payments

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

o the amount is paid on or after you reach age 591/2 or die;
o the amount received is attributable to your becoming disabled;
o the amount paid or received is in the form of substantially equal payments not less frequently

                    Variable Investment Plan Variable Annuity

   than annually (please note that substantially equal payments must continue until the later of reaching age 591/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or

o the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

Special Rules in Relation to Tax-Free Exchanges Under Section 1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See Federal Tax Status section in the Statement of Additional Information.)

Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 591/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

Taxes Payable by Beneficiaries

The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

Tax consequences to the beneficiary vary among the death benefit payment options.


The death benefit payment options are: lump sum (Choice 1), payment of the entire contract value within 5 years of the date of death (Choice 2), and payment under an annuity or settlement option over the lifetime of the survivor or over a period not extending beyond the life expectancy of the surviving owner, with distribution beginning within one year of the date of death (Choice
3).


    Choice 1: The beneficiary is taxed on earnings in the contract.

    Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case, earnings are treated as being distributed first).

    Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

Reporting and Withholding on Distributions

Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we

                    Variable Investment Plan Variable Annuity

will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for non resident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country.

Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

Annuity Qualification

Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We will take any action, including modifications to your annuity or the investment options, required to comply with such guidelines if promulgated.

Please refer to the Statement of Additional information for further information on these diversification and investor control issues.

Required Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

Changes In The Contract. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

                    Variable Investment Plan Variable Annuity

Additional Information

You should refer to the Statement of Additional Information if:

o The contract is held by a corporation or other entity instead of by an individual or as agent for an individual
o Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.
o You transfer your contract to, or designate, a beneficiary who is either
  37 1/2 years younger than you or a grandchild.
o You purchased more than one annuity contract from the same insurer within the same calendar year (other than contracts held by tax favored plans).

Taxes Paid by Prudential

Although the separate account is registered as an investment company, it is not a separate taxpayer for purposes of the Internal Revenue Code of 1986, as amended. The earnings of the separate account are taxed as part of the operations of Prudential. No charge is currently being made against the separate account for company federal income taxes. We will periodically review the question of charging the separate account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

Under current law, Prudential may incur state and local taxes in addition to premium taxes in certain states. At present, these taxes are not significant and they are not charged against the contract or the separate account. If there is a material change in applicable state or local tax laws, the taxes paid by Prudential that are attributable to the separate account may result in a corresponding charge against the separate account.

9. Other Information

The Prudential Insurance Company of America

The Prudential Insurance Company of America (Prudential) is a New Jersey stock life insurance company that has been doing business since 1875. Prudential is licensed to sell life insurance and annuities in the District of Columbia, Guam, U.S. Virgin Islands, and in all states.

Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. Prudential Financial exercises significant influence over the operations and capital structure of Prudential. However, neither Prudential Financial nor any other related company has any legal responsibility to pay amounts that Prudential may owe under the contract.

The Separate Account

We have established a separate account, the Prudential Individual Variable Contract Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under New Jersey law on October 12, 1982, and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Prudential and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Prudential, including its consolidated financial statements, is provided in the Statement of Additional Information (SAI).

The Real Property Account

The Prudential Variable Contract Real Property Account (Real Property Account) is a separate account of Prudential that, through a general partnership formed by Prudential and two of its subsidiaries, invests primarily in income-producing real property such as office buildings, shopping centers, agricultural land, hotel, apartments or industrial properties. It also invests in mortgage loans and other real estate related investments.

A full description of the Real Property Account, its management, policies, and restrictions, its charges and expenses, the investment risks, the partnership's investment objectives and all other

                    Variable Investment Plan Variable Annuity


aspects of the Real Property Account's and the partnership's operations is contained in the Account's prospectus. Any contract owner considering the real estate investment option should read the Account's prospectus together with this prospectus.


Sale and Distribution of the Contract

Prudential Investment Management Services LLC (PIMS), 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the contracts. PIMS is an indirect wholly-owned subsidiary of Prudential Financial and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and a member of the National Association of Securities Dealers, Inc. (NASD).

Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 6.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

In addition, in an effort to promote the sale of our products (which may include the placement of Prudential and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services. To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. A list of firms that Prudential paid pursuant to such arrangements and the range of fees that Prudential paid is provided in the Statement of Additional Information which is available upon request.

You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different annuity that is not eligible for that compensation.

Litigation

We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of our businesses and operations that are specific to our practices and proceedings that are typical of the businesses in which we operate, including in both cases businesses that we have divested or placed in wind-down status. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

We retained all liabilities for the litigation associated with our discontinued healthcare business that existed at the date of closing with Aetna (August 6, 1999) or commenced within two years of that date, with respect to claims relating to events that occurred prior to the closing date. This litigation includes purported class actions and individual suits involving various issues, including payment of claims, denial of benefits, vicarious liability for malpractice claims, and contract disputes with provider groups and former policyholders. Some of the purported class actions challenge practices of Prudential's former managed

                    Variable Investment Plan Variable Annuity

care operations and assert nationwide classes. In October, 2000, by Order of the Judicial Panel on Multi-district Litigation, class actions brought by policyholders and physicians were consolidated for pre-trial purposes, along with lawsuits pending against other managed health care companies, in the United States District Court for the Southern District of Florida in a consolidated proceeding captioned In Re Managed Care Litigation. The policyholder actions have been resolved. The class actions brought by the physicians allege, among other things, breach of contract, violations of ERISA, violations of and conspiracy to violate RICO, and industry-wide conspiracy to defraud physicians by failing to pay under provider agreements and by unlawfully coercing providers to enter into agreements with unfair and unreasonable terms. The remedies sought include unspecified damages, restitution, disgorgement of profits, treble damages, punitive damages and injunctive relief. In September 2002, the court granted plaintiffs' motion for certification of a nationwide class of physicians. Prudential and the other managed care defendants have appealed the certification to the United States Court of Appeals for the Eleventh Circuit. That appeal is pending.

In November 2003, an action was commenced in the United States Bankruptcy Court for the Southern District of New York, Enron Corp v. J.P. Morgan Securities, Inc., et al., against approximately 100 defendants, including Prudential and other affiliated entities, who invested in Enron's commercial paper. The complaint alleges that Enron's October 2001 prepayment of its commercial paper is a voidable preference under the bankruptcy laws and constitutes a fraudulent conveyance. The complaint alleges that Prudential received prepayments of approximately $100 million.

Our litigation is subject to many uncertainties, and given its complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Prudential, in a particular quarterly or annual period, could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves, should not have a material adverse effect on our financial position.

In January 2004, the NASD fined Prudential Equity Group, Inc. (formerly known as Prudential Securities Incorporated) and PIMS $2 million, and ordered the firms to pay customers $9.5 million for sales of fixed and variable annuities that violated a New York State Insurance Department regulation concerning replacement sales and NASD rules and for the use of incorrect annuity performance illustrations in sales of certain annuity contracts. We brought this matter to the New York Insurance Department and the NASD's attention in response to an internal investigation, and in consultation with both the New York Insurance Department and the NASD, we have initiated a remediation program for all affected customers which has already provided $8 million in remediation.

Assignment

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. Under certain circumstances we must approve the assignment before it becomes effective. An assignment, like any other change in ownership, may trigger a taxable event.

If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in affect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

                    Variable Investment Plan Variable Annuity

Financial Statements

The consolidated financial statements of Prudential and its subsidiaries and the financial statements of the separate account associated with the Variable Investment Plan are included in the Statement of Additional Information.

Statement of Additional Information

Contents:


o Company

o Further Information Regarding Previously Offered Variable Investment Plan Contracts

o Distribution of the Contract
o Payments Made to Promote Sale of our Products

o Allocation of Initial Purchase Payment
o Experts
o Federal Tax Status
o Financial Information

Householding

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

                            ACCUMULATION UNIT VALUES
               THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                      PRUDENTIAL'S VARIABLE INVESTMENT PLAN
                        (Condensed Financial Information)


                                                                                             SUBACCOUNTS
                                                                 -----------------------------------------------------------------
                                                                                             Money Market
                                                                 -----------------------------------------------------------------
                                                                 01/01/04     01/01/03       01/01/02      01/01/01      01/01/00
                                                                    to           to             to            to            to
                                                                 12/31/04     12/31/03       12/31/02      12/31/01      12/31/00
                                                                 --------   -----------    -----------   -----------   -----------
1. Accumulation unit value at beginning of period .............. $          $     2.448    $     2.440   $     2.372   $     2.260
2. Accumulation unit value at end of period ....................                  2.439          2.448         2.440         2.372
3. Number of accumulation units outstanding at end of period ...             10,662,732     15,845,279    16,206,998    15,094,535
                                                                 -----------------------------------------------------------------
                                                                                          Diversified Bond
                                                                 -----------------------------------------------------------------
                                                                 01/01/04     01/01/03       01/01/02      01/01/01      01/01/00
                                                                    to           to             to            to            to
                                                                 12/31/04     12/31/03       12/31/02      12/31/01      12/31/00
                                                                 --------   -----------    -----------   -----------   -----------
1. Accumulation unit value at beginning of period .............. $           $    4.040     $    3.819   $     3.613   $     3.332
2. Accumulation unit value at end of period ....................                  4.291          4.040         3.819         3.613
3. Number of accumulation units outstanding at end of period ...              8,347,773      9,464,772    10,256,758    10,095,327
                                                                 -----------------------------------------------------------------
                                                                                          Government Income
                                                                 -----------------------------------------------------------------
                                                                 01/01/04     01/01/03       01/01/02      01/01/01      01/01/00
                                                                    to           to             to            to            to
                                                                 12/31/04     12/31/03       12/31/02      12/31/01      12/31/00
                                                                 --------   -----------    -----------   -----------   -----------
1. Accumulation unit value at beginning of period .............. $           $    2.568    $     2.320   $     2.172   $     1.949
2. Accumulation unit value at end of period ....................                  2.601          2.568         2.320         2.172
3. Number of accumulation units outstanding at end of period ...             14,181,854     17,484,564    15,586,694    17,709,759
                                                                 -----------------------------------------------------------------
                                                                                        Conservative Balanced
                                                                 -----------------------------------------------------------------
                                                                 01/01/04     01/01/03       01/01/02      01/01/01      01/01/00
                                                                    to           to             to            to            to
                                                                 12/31/04     12/31/03       12/31/02      12/31/01      12/31/00
                                                                 --------   -----------    -----------   -----------   -----------
1. Accumulation unit value at beginning of period .............. $           $    3.827    $     4.255   $     4.394   $     4.469
2. Accumulation unit value at end of period ....................                  4.492          3.827         4.255         4.394
3. Number of accumulation units outstanding at end of period ...             42,323,125     48,707,255    60,388,542    70,918,908
                                                                 -----------------------------------------------------------------

                                                                                             SUBACCOUNTS
                                                                ------------------------------------------------------------------
                                                                                             Money Market
                                                                -------------------------------------------------------------------
                                                                  01/01/99     01/01/98      01/01/97      01/01/96      01/01/95
                                                                     to           to            to            to            to
                                                                  12/31/99     12/31/98      12/31/97      12/31/96      12/31/95
                                                                -----------  ------------  ------------  ------------  ------------
1. Accumulation unit value at beginning of period ............. $     2.179  $      2.092  $      2.008  $      1.931  $      1.847
2. Accumulation unit value at end of period ...................       2.260         2.179         2.092         2.008         1.931
3. Number of accumulation units outstanding at end of period ..  19,534,818    19,160,802    16,449,578    20,966,170    21,383,688
                                                                -------------------------------------------------------------------
                                                                                           Diversified Bond
                                                                -------------------------------------------------------------------
                                                                  01/01/99     01/01/98      01/01/97      01/01/96      01/01/95
                                                                     to           to            to            to            to
                                                                  12/31/99     12/31/98      12/31/97      12/31/96      12/31/95
                                                                -----------  ------------  ------------  ------------  ------------
1. Accumulation unit value at beginning of period ............. $     3.397  $      3.208  $      2.990  $      2.899  $      2.430
2. Accumulation unit value at end of period ...................       3.332         3.397         3.208         2.990         2.899
3. Number of accumulation units outstanding at end of period ..  12,088,846    14,862,088    15,781,677    17,983,051    17,350,482
                                                                -------------------------------------------------------------------
                                                                                          Government Income
                                                                -------------------------------------------------------------------
                                                                  01/01/99     01/01/98      01/01/97      01/01/96      01/01/95
                                                                     to           to            to            to            to
                                                                  12/31/99     12/31/98      12/31/97      12/31/96      12/31/95
                                                                -----------  ------------  ------------  ------------  ------------
1. Accumulation unit value at beginning of period ............. $     2.027  $      1.881  $      1.736  $      1.719  $      1.456
2. Accumulation unit value at end of period ...................       1.949         2.027         1.881         1.736         1.719
3. Number of accumulation units outstanding at end of period ..  20,844,166    24,947,937    26,590,965    32,103,624    36,188,716
                                                                -------------------------------------------------------------------
                                                                                         Conservative Balanced
                                                                -------------------------------------------------------------------
                                                                  01/01/99     01/01/98      01/01/97      01/01/96      01/01/95
                                                                     to           to            to            to            to
                                                                  12/31/99     12/31/98      12/31/97      12/31/96      12/31/95
                                                                -----------  ------------  ------------  ------------  ------------
1. Accumulation unit value at beginning of period ............. $     4.238  $      3.839  $      3.424  $      3.077  $      2.655
2. Accumulation unit value at end of period ...................       4.469         4.238         3.839         3.424         3.077
3. Number of accumulation units outstanding at end of period ..  86,467,189   103,465,203   117,938,119   132,264,454   133,247,386
                                                                -------------------------------------------------------------------


The financial statements of the Account are in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES
              THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                     PRUDENTIAL'S VARIABLE INVESTMENT PLAN
                 (Condensed Financial Information) (Continued)


                                                                                           SUBACCOUNTS
                                                                                         Flexible Managed
                                                                 ------------------------------------------------------------------
                                                                  01/01/04     01/01/03       01/01/02      01/01/01      01/01/00
                                                                     to           to             to            to            to
                                                                  12/31/04     12/31/03       12/31/02      12/31/01      12/31/00
                                                                 ---------   -----------    -----------   -----------   -----------
1. Accumulation unit value at beginning of period .............. $           $     4.122    $     4.780   $     5.129   $     5.266
2. Accumulation unit value at end of period ....................                   5.041          4.122         4.780         5.129
3. Number of accumulation units outstanding at end of period ...              25,609,215     29,289,119    35,195,708    40,893,782
                                                                 ------------------------------------------------------------------
                                                                                          High Yield Bond
                                                                 ------------------------------------------------------------------
                                                                  01/01/04     01/01/03       01/01/02      01/01/01      01/01/00
                                                                     to           to             to            to            to
                                                                  12/31/04     12/31/03       12/31/02      12/31/01      12/31/00
                                                                 ---------   -----------    -----------   -----------   -----------
1. Accumulation unit value at beginning of period .............. $           $     2.067    $     2.061   $     2.095   $     2.302
2. Accumulation unit value at end of period ....................                   2.554          2.067         2.061         2.095
3. Number of accumulation units outstanding at end of period ...               6,649,028      6,637,817     7,637,611     8,955,833
                                                                 ------------------------------------------------------------------
                                                                                             Stock Index
                                                                 ------------------------------------------------------------------
                                                                  01/01/04     01/01/03       01/01/02      01/01/01      01/01/00
                                                                     to           to             to            to            to
                                                                  12/31/04     12/31/03       12/31/02      12/31/01      12/31/00
                                                                 ---------   -----------    -----------   -----------   -----------
1. Accumulation unit value at beginning of period .............. $           $     3.465    $     4.507   $     5.185   $     5.768
2. Accumulation unit value at end of period ....................                   4.389          3.465         4.507         5.185
3. Number of accumulation units outstanding at end of period ...              20,974,216     21,834,324    25,937,264    30,002,946
                                                                 ------------------------------------------------------------------
                                                                                          Prudential Value
                                                                 ------------------------------------------------------------------
                                                                  01/01/04     01/01/03       01/01/02      01/01/01      01/01/00
                                                                     to           to             to            to            to
                                                                  12/31/04     12/31/03       12/31/02      12/31/01      12/31/00
                                                                 ---------   -----------    -----------   -----------   -----------
1. Accumulation unit value at beginning of period .............. $           $     3.755    $     4.870   $     5.032   $     4.406
2. Accumulation unit value at end of period ....................                   4.752          3.755         4.870         5.032
3. Number of accumulation units outstanding at end of period ...              12,355,610     14,156,239    16,762,167    18,220,983
                                                                 ------------------------------------------------------------------
                                                                                               Equity
                                                                 ------------------------------------------------------------------
                                                                  01/01/04     01/01/03       01/01/02      01/01/01      01/01/00
                                                                     to           to             to            to            to
                                                                  12/31/04     12/31/03       12/31/02      12/31/01      12/31/00
                                                                 ---------   -----------    -----------   -----------   -----------
1. Accumulation unit value at beginning of period .............. $           $     5.775    $     7.526   $     8.574   $     8.402
2. Accumulation unit value at end of period ....................                   7.513          5.775         7.526         8.574
3. Number of accumulation units outstanding at end of period ...               6,649,028     21,404,307    25,908,247    28,706,480
                                                                 ------------------------------------------------------------------

                                                                                           SUBACCOUNTS
                                                                                         Flexible Managed
                                                                 ------------------------------------------------------------------
                                                                   01/01/99      01/01/98      01/01/97     01/01/96     01/01/95
                                                                      to            to            to           to           to
                                                                   12/31/99      12/31/98      12/31/97     12/31/96     12/31/95
                                                                 -----------   -----------   -----------   -----------  -----------
1. Accumulation unit value at beginning of period .............. $     4.944   $     4.540   $     3.895   $     3.469  $     2.828
2. Accumulation unit value at end of period ....................       5.266         4.944         4.540         3.895        3.469
3. Number of accumulation units outstanding at end of period ...  50,140,349    61,157,390    70,568,253    80,196,501   80,116,280
                                                                 ------------------------------------------------------------------
                                                                                          High Yield Bond
                                                                 ------------------------------------------------------------------
                                                                   01/01/99      01/01/98      01/01/97     01/01/96     01/01/95
                                                                      to            to            to           to           to
                                                                   12/31/99      12/31/98      12/31/97     12/31/96     12/31/95
                                                                 -----------   -----------   -----------   -----------  -----------
1. Accumulation unit value at beginning of period .............. $     2.227   $     2.308   $     2.053   $     1.865  $     1.605
2. Accumulation unit value at end of period ....................       2.302         2.227         2.308         2.053        1.865
3. Number of accumulation units outstanding at end of period ...  11,178,289    14,194,497    15,264,711    16,519,861   15,869,142
                                                                 ------------------------------------------------------------------
                                                                                             Stock Index
                                                                 ------------------------------------------------------------------
                                                                   01/01/99      01/01/98      01/01/97     01/01/96     01/01/95
                                                                      to            to            to           to           to
                                                                   12/31/99      12/31/98      12/31/97     12/31/96     12/31/95
                                                                 -----------   -----------   -----------   -----------  -----------
1. Accumulation unit value at beginning of period .............. $     4.842   $     3.816   $     2.907   $     2.401  $     1.772
2. Accumulation unit value at end of period ....................       5.768         4.842         3.816         2.907        2.401
3. Number of accumulation units outstanding at end of period ...  32,475,674    33,545,384    33,400,486    32,289,212   26,855,828
                                                                 ------------------------------------------------------------------
                                                                                          Prudential Value
                                                                 ------------------------------------------------------------------
                                                                   01/01/99      01/01/98      01/01/97     01/01/96     01/01/95
                                                                      to            to            to           to           to
                                                                   12/31/99      12/31/98      12/31/97     12/31/96     12/31/95
                                                                 -----------   -----------   -----------   -----------  -----------
1. Accumulation unit value at beginning of period .............. $     3.963   $     4.108   $     3.044   $     2.530  $     2.104
2. Accumulation unit value at end of period ....................       4.406         3.963         4.108         3.044        2.530
3. Number of accumulation units outstanding at end of period ...  22,411,904    28,115,406    29,188,995    29,360,348   28,317,862
                                                                 ------------------------------------------------------------------
                                                                                                Equity
                                                                 ------------------------------------------------------------------
                                                                   01/01/99      01/01/98      01/01/97     01/01/96     01/01/95
                                                                      to            to            to           to           to
                                                                   12/31/99      12/31/98      12/31/97     12/31/96     12/31/95
                                                                 -----------   -----------   -----------   -----------  -----------
1. Accumulation unit value at beginning of period .............. $     7.559   $     6.996   $     5.680   $     4.850  $     3.738
2. Accumulation unit value at end of period ....................       8.402         7.559         6.996         5.680        4.850
3. Number of accumulation units outstanding at end of period ...  34,792,596    42,333,211    47,230,540    50,992,740   48,356,691
                                                                 ------------------------------------------------------------------


The financial statements of the Account are in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES
              THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                     PRUDENTIAL'S VARIABLE INVESTMENT PLAN
                 (Condensed Financial Information) (Continued)


                                                                                            SUBACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                                               Global
                                                                 ------------------------------------------------------------------
                                                                 01/01/04     01/01/03       01/01/02      01/01/01       01/01/00
                                                                    to           to             to            to             to
                                                                 12/31/04     12/31/03       12/31/02      12/31/01       12/31/00
                                                                 --------   -----------    -----------   -----------    -----------
1. Accumulation unit value at beginning of period ..............            $     1.701    $     2.300   $     2.825    $     3.472
2. Accumulation unit value at end of period ....................                  2.253          1.701         2.300          2.825
3. Number of accumulation units outstanding at end of period ...             10,940,646     11,979,741    14,477,346     17,018,949
                                                                 ------------------------------------------------------------------
                                                                                         Natural Resources
                                                                 ------------------------------------------------------------------
                                                                 01/01/04     01/01/03       01/01/02      01/01/01       01/01/00
                                                                    to           to             to            to             to
                                                                 12/31/04     12/31/03       12/31/02      12/31/01       12/31/00
                                                                 --------   -----------    -----------   -----------    -----------
1. Accumulation unit value at beginning of period ..............            $     4.164    $     3.544   $     3.988    $     2.931
2. Accumulation unit value at end of period ....................                  5.719          4.164         3.544          3.988
3. Number of accumulation units outstanding at end of period ...              4,440,945      4,632,035     4,807,191      5,369,179
                                                                 ------------------------------------------------------------------
                                                                                             Jennison
                                                                 ------------------------------------------------------------------
                                                                 01/01/04     01/01/03       01/01/02      01/01/01       01/01/00
                                                                    to           to             to            to             to
                                                                 12/31/04     12/31/03       12/31/02      12/31/01       12/31/00
                                                                 --------   -----------    -----------   -----------    -----------
1. Accumulation unit value at beginning of period .............. $          $     1.574    $     2.307   $     2.856    $     3.497
2. Accumulation unit value at end of period ....................                  2.026          1.574         2.307          2.856
3. Number of accumulation units outstanding at end of period ...             24,289,224     27,559,278    33,874,048     40,561,838
                                                                 ------------------------------------------------------------------
                                                                                      Small Capitalization Stock
                                                                 ------------------------------------------------------------------
                                                                 01/01/04     01/01/03       01/01/02      01/01/01       01/01/00
                                                                    to           to             to            to             to
                                                                 12/31/04     12/31/03       12/31/02      12/31/01       12/31/00
                                                                 --------   -----------    -----------   -----------    -----------
1. Accumulation unit value at beginning of period .............. $          $     1.859    $     2.212   $     2.120    $     1.902
2. Accumulation unit value at end of period ....................                  2.540          1.859         2.212          2.120
3. Number of accumulation units outstanding at end of period ...              9,322,493     10,012,616    10,355,650     10,226,502
                                                                 ------------------------------------------------------------------

                                                                                            SUBACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                                               Global
                                                                 ------------------------------------------------------------------
                                                                   01/01/99      01/01/98      01/01/97      01/01/96     01/01/95
                                                                      to            to            to            to           to
                                                                   12/31/99      12/31/98      12/31/97      12/31/96     12/31/95
                                                                 -----------   -----------   -----------   -----------  -----------
1. Accumulation unit value at beginning of period .............. $     2.370   $     1.917   $     1.814   $     1.533  $     1.339
2. Accumulation unit value at end of period ....................       3.472         2.370         1.917         1.814        1.533
3. Number of accumulation units outstanding at end of period ...  15,572,878    16,442,502    19,189,192    21,007,801   18,445,275
                                                                 ------------------------------------------------------------------
                                                                                         Natural Resources
                                                                 ------------------------------------------------------------------
                                                                   01/01/99      01/01/98      01/01/97      01/01/96     01/01/95
                                                                      to            to            to            to           to
                                                                   12/31/99      12/31/98      12/31/97      12/31/96     12/31/95
                                                                 -----------   -----------   -----------   -----------  -----------
1. Accumulation unit value at beginning of period .............. $     2.032   $     2.481   $     2.840   $     2.196  $     1.751
2. Accumulation unit value at end of period ....................       2.931         2.032         2.481         2.840        2.196
3. Number of accumulation units outstanding at end of period ...   5,492,182     7,014,841     9,429,004    10,476,240    8,792,973
                                                                 ------------------------------------------------------------------
                                                                                             Jennison
                                                                 ------------------------------------------------------------------
                                                                   01/01/99      01/01/98      01/01/97      01/01/96     01/01/95
                                                                      to            to            to            to           to
                                                                   12/31/99      12/31/98      12/31/97      12/31/96     12/31/95
                                                                 -----------   -----------   -----------   -----------  -----------
1. Accumulation unit value at beginning of period .............. $     2.489   $     1.832   $     1.408   $     1.245  $     1.009
2. Accumulation unit value at end of period ....................       3.497         2.489         1.832         1.408        1.245
3. Number of accumulation units outstanding at end of period ...  31,896,465    20,612,417    11,790,707     8,907,930    3,331,892
                                                                 ------------------------------------------------------------------
                                                                                      Small Capitalization Stock
                                                                 ------------------------------------------------------------------
                                                                   01/01/99      01/01/98      01/01/97      01/01/96     01/01/95
                                                                      to            to            to            to           to
                                                                   12/31/99      12/31/98      12/31/97      12/31/96     12/31/95
                                                                 -----------   -----------   -----------   -----------  -----------
1. Accumulation unit value at beginning of period .............. $     1.708   $     1.742   $     1.408   $     1.190  $     1.002
2. Accumulation unit value at end of period ....................       1.902         1.708         1.742         1.408        1.190
3. Number of accumulation units outstanding at end of period ...   8,966,981    10,647,324     8,957,289     5,169,868    1,491,116
                                                                 ------------------------------------------------------------------


*Commencement of Business
The financial statements of the Account are in the Statement of Additional Information.

                   Variable Investment Plan Variable Annuity


--------------------------------------------------------------------------------
              PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION
               THAT CONTAINS FURTHER DETAILS ABOUT THE PRUDENTIAL
              ANNUITY DESCRIBED IN PROSPECTUS ORD97111 (05/2005).


                     ---------------------------------------
                               (print your name)


                     ---------------------------------------
                                   (address)


                     ---------------------------------------
                             (city/state/zip code)

--------------------------------------------------------------------------------

                                MAILING ADDRESS:
                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. BOX 7960
                             Philadelphia, PA 19176

STATEMENT OF ADDITIONAL INFORMATION


May 2, 2005


INDIVIDUAL VARIABLE ANNUITY CONTRACTS
OF THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT

     The Individual Variable Annuity Contract (contract) of The Prudential Individual Variable Contract Account (account) is a variable annuity contract issued by The Prudential Insurance Company of America (Prudential). The contract is purchased by making an initial purchase payment of $1,000 or more; subsequent payments must be $100 or more. Prudential currently accepts subsequent purchase payments below this $100 minimum amount. We reserve the right to again require a $100 minimum at some future date.


     This statement of additional information is not a prospectus and should be read in conjunction with the contract's prospectus, dated May 2, 2005, which is available without charge upon written request to The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777, or by telephoning (888) PRU-2888.


                   The Prudential Insurance Company of America
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone: (888) PRU-2888

VIP1B

                                    CONTENTS


                                                                                     Page
OTHER INFORMATION CONCERNING THE ACCOUNT
    Company .......................................................................   1
    Further Information Regarding Previously Offered Individual Variable Investment
     Plan Contracts ...............................................................   1
    Distribution of the Contract ..................................................   3
    Payments Made to Promote Sale of Our Products .................................   3
    Allocation of Initial Purchase Payment ........................................   4
    Experts .......................................................................   4
    Federal Tax Status ............................................................   5
    Financial Statements ..........................................................   5
FINANCIAL STATEMENTS OF THE PRUDENTIAL INDIVIDUAL VARIABLE
 CONTRACT ACCOUNT .................................................................  A-1
CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE
 COMPANY OF AMERICA AND SUBSIDIARIES ..............................................  B-1
DETERMINATION OF ACCUMULATION UNIT VALUES AND OF THE AMOUNT
 OF MONTHLY VARIABLE ANNUITY PAYMENTS .............................................  C-1

                                     COMPANY

The Prudential Insurance Company of America (Prudential) is a stock insurance company founded in 1875 under the laws of the state of New Jersey. Prudential is an indirect wholly-owned susidiary of Prudential Financial, Inc. (Prudential Financial) and is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states.




                FURTHER INFORMATION REGARDING PREVIOUSLY OFFERED
                  INDIVIDUAL VARIABLE INVESTMENT PLAN CONTRACTS


Annuity Options Under the WVA-83 and VIP-84 Contracts

If you own a WVA-83 contract or a VIP-84 contract, the following provisions of this section apply to you. You have considerable flexibility in selecting an annuity: (1) you may select either a fixed-dollar or variable annuity (a variable annuity is not available under the Supplemental Life Annuity Option described in item 5 below) or both; (2) you may select more than one annuity option; (3) if you select a variable annuity, you may apply the value of your variable account to only one or to two or more subaccounts, and not necessarily the same subaccount distribution as you used before selecting an annuity; and
(4) if two annuitants are named in the VIP-84 contract, you may select a separate annuity or annuities for each annuitant. However, the initial minimum monthly payment amount will be applicable to each payee, each annuity, and each subaccount selected.

Except as provided in the Annuity Certain option described in item 4 below, and under certain forms of annuity available under the Supplemental Life Annuity option described in item 5 below, once annuity payments begin, the annuitant cannot surrender the annuity benefit and receive a one-sum payment instead of regular annuity payments. (such surrender and one-sum payment also may be under certain forms of annuity available under the Supplemental Life Annuity option described in item 5 below). However, if a variable annuity is selected, the annuitant may transfer the annuity funds between subaccounts up to four times each contract year. Additionally, an annuitant who is receiving a variable annuity may convert all or a part of the variable annuity to a fixed-dollar annuity, provided: (1) the fixed-dollar annuity is the same form of annuity as the variable annuity and has the same certain or specified period as remained under the variable annuity on the conversion date, (2) the present value on the conversion date of the variable annuity, or portion of the variable annuity to be converted, calculated in accordance with the contract, must produce a monthly payment of at least $20 under the fixed-dollar annuity, and (3) if only a portion of the variable annuity is converted, the annuity units remaining in the unconverted portion must be sufficient to produce a monthly payment on the conversion date of at least $20.

After annuity payments begin, conversion may not be made from a fixed-dollar annuity to a variable annuity.

The forms of annuity from which you may select are listed below. Under each, (1) variable annuity payments can be expected to vary from month to month according to the investment experience of the portfolio or portfolios in which your variable account is invested, or (2) fixed-dollar annuity payments will be in monthly installments of a guaranteed amount. For the reason explained on page C-1 of this statement of additional information, if the assets of the subaccount which you have selected do not earn an investment return of 4.7% a year, the amount of payments under a variable annuity will decrease; conversely, if the assets of the subaccount(s) which you have selected earn an investment return of more than 4.7% a year, variable annuity payments will increase. Unless applicable law states otherwise, if you choose to convert your variable account into an annuity but fail to select one or more of the annuity options, we will provide a variable Life Annuity with 120 Payments (10 years) Certain to the annuitant. If two annuitants are named in the VIP-84 contract and both are living, the variable Life Annuity with 120 Payments (10 years) Certain will be provided for the annuitant identified as first annuitant in the contract.

1. Life Annuity. Payments will be made to the annuitant monthly during his or her lifetime and will end with the last monthly payment before his or her death. Should the annuitant die within a few years after payments begin, total payments received will probably be substantially less than the value of your variable account when annuity payments first began, and as little as one payment could be received under this form of annuity.

2. Life Annuity with 120 Payments (10 years) Certain. Payments will be made to the annuitant monthly during his or her lifetime. If the annuitant dies before the 120th monthly payment is due, monthly annuity payments do not continue to the beneficiary designated by the annuitant unless he or she chooses to do so. Instead, the discounted value of the remaining unpaid installments, to and including the 120th monthly payment, is payable to the beneficiary in one sum. In calculating the discounted value of the unpaid future payments, we will discount each such payment at an interest-rate of 3.5% a year. The monthly payments under this form of annuity will be slightly lower than those payable under the life annuity described above.

3. Joint and Survivor Life Annuity. Payments will be made to the annuitant monthly during his or her lifetime and, if the contingent annuitant you designate is living at the time of the annuitant's death, to that person until his or her death. The monthly payments to your contingent annuitant will be equal to those that would have been received by the annuitant if he or she had survived unless a different amount is required by applicable law or regulation or by the terms of a plan. Monthly payments under this form of annuity will be less than the payments under either of the forms described above.

4. Annuity Certain. Payments will be made to the annuitant monthly for a period of 60, 120, 180 or 240 months. During this period, the annuitant may elect to receive a lump sum payment in lieu of the remaining monthly payments or to receive a partial lump sum payment with reduced monthly payments thereafter. Any partial lump sum payment must be $300 or more. Also, the initial reduced monthly payment must equal or exceed $20. If the annuitant dies during the annuity-certain period, monthly payments will not continue to the beneficiary you designate unless you so select. Instead, the beneficiary will receive a lump sum payment. The amount of the lump sum payment (or partial lump sum payment) is determined by discounting each remaining unpaid monthly payment (or the amount by which each remaining monthly payment is reduced as a result of a partial lump sum payment) at an interest-rate of 3.5% a year. This will be paid to the annuitant or the annuitant's beneficiary, whichever is applicable.

5. Supplemental Life Annuity. You may choose to receive the proceeds of your contract fund in the form of payments like those of any annuity or life annuity offered at your annuity date. Under the Supplemental Life Annuity option, Prudential will waive withdrawal charges that might be applicable under options 1-4. Further, if you select option 1, 2, 3 or 4 without a right of withdrawal, Prudential will effect that option under the Supplemental Life Annuity option if doing so provides greater monthly payments.


Differences Under the WVA-83 Contract

The descriptions of The Prudential Individual Variable Investment Plan Contract in the prospectus generally apply to the VIP-86 contract (currently offered for sale), the VIP-84 contract and the WVA-83 contract. Although differences among the three forms of contract have been described, additional differences between the earlier WVA-83 contract and the two later forms of the contract are set forth below.

     1. Sales charges on withdrawals . . . Under the WVA-83 contract, any amount that you withdraw will be treated, for the purpose of determining the sales charge, as a withdrawal of purchase payments, rather than investment income, until you have withdrawn your total purchase payments. There will be no sales charge on amounts withdrawn after all purchase payments have been withdrawn. For sales charge purposes, purchase payments are deemed to be withdrawn on a first-in, first-out basis. The amount of the sales charge will depend on the amount withdrawn and the number of contract years that have elapsed since you made the particular purchase payments deemed to be withdrawn. The 10% free withdrawal privilege will be applied toward the total amount withdrawn. Withdrawals are treated, for purposes of federal income taxation, as first from investment income, even though Prudential treats them as being made from purchase payments.

     2. Naming of annuitant . . . Under the WVA-83 contract, only one annuitant may be named. There is no provision for naming two annuitants as is the case under the VIP-84 contract and the VIP-86 contract. Wherever this prospectus mentions "one or two annuitants", or "two annuitants", the term "two annuitants" does not apply to the WVA-83 contract, and anything which depends upon two annuitants being named in the contract does not apply to the WVA-83 contract. Therefore, any discussion in the prospectus which relates to two annuitants, such as the possibility of a death benefit credit being added to your variable account due to the death of the first to die of the two annuitants named in the contract will not apply to the WVA-83 contract.

     3. Determination of minimum amount payable to a beneficiary . . . Under the WVA-83 contract, the minimum amount payable to the beneficiary (due to the death of the annuitant prior to age 65 and before the annuity date) will be equal to the total amount of purchase payments you have made, less any withdrawals (i.e., there is no proportional reduction of the minimum amount as is the case under the VIP-84 contract and the VIP-86 contract).

     4. Modification of sentence on page C-1 of the statement of additional information . . . The second sentence in the next to last paragraph under section B, "Determination of the Amount of Monthly Variable Annuity Payment," as it applies to the WVA-83 Contract, is modified to read: "For example, for a person of 65 years of age who has selected a lifetime annuity with a guaranteed minimum of 120 payments, the applicable schedules currently provide that 1,000 Annuity Units will result in the payment each month of an amount equal to the value of
          6.28 Annuity Units."

     5. Determination of amount of monthly variable annuity payments . . . Under the WVA-83 contract, the amount of each monthly variable annuity payment made on the first day of the month will be equal to the Annuity Units (determined as described on page C-1 of the statement of additional information) multiplied by the Annuity Unit Value at the end of that day, if a business day, or otherwise at the end of the last preceding business day.


                          DISTRIBUTION OF THE CONTRACT



Prudential Investment Management Services LLC (PIMS), an indirect wholly-owned subsidiary of Prudential Financial, offers the contracts on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary. During 2004, 2003 and 2002, $ , $2,307,456 and $2,769,315, respectively were paid to PIMS for its services as principal underwriter. During 2004, 2003, and 2002 PIMS retained none of those commissions.


As discussed in the prospectus, Prudential pays commissions with respect to sales of the contracts according to one or more schedules, and also may pay non-cash compensation. In addition, Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contract owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the contract and the amount of time that the contract has been in effect.



                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS


In an effort to promote the sale of our products (which may include the placement of Prudential and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services. To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that Prudential pays which are broadly defined as follows:

o Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Prudential/Prudential affiliate annuity products that were sold through the firm (or its affiliated broker/dealers). For the year ending December 31, 2004, the percentage paid for these types of arrangements ranged from % to %.

o Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Prudential/Prudential affiliate annuity products sold through the firm (or its affiliated broker/dealers). For the year ending December 31, 2004, the percentage paid for these types of arrangements ranged from % to %.

o Fixed payments: These types of payments are made directly to, or in sponsorship of, the firm (or its affiliated broker/dealers) for many different types of arrangements. Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The range amount of these payments varies widely, because some payments may encompass only a single event, such as a conference, and others have a much broader scope. For the year ending December 31, 2004, the dollar amount paid for these types of arrangements ranged up to $. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support. For the year ending December 31, 2004, the dollar amount paid for these types of arrangements ranged up to $
     .

The list below includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of May 1, 2005) received payment of more than $ 10,000 under one or more of these types of arrangements during the last calendar year, or that have received or are expected to receive such payment during the current calendar year and the type of payment received. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

Name of Firm:

                [To be filed by post-effective amendment 485(b)]



                     ALLOCATION OF INITIAL PURCHASE PAYMENT


As discussed in the prospectus, we generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment at the Prudential Annuity Service Center. However, we may employ a different procedure that this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. Upon receiving the minimum initial purchase payment, we will thereafter credit your purchase payment in accordance with your instructions.


                                     EXPERTS



The consolidated financial statements of Prudential and its subsidiaries as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 and the financial statements of the Prudential Individual Variable Contract Account as of December 31, 2004 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

                               FEDERAL TAX STATUS


OTHER TAX RULES

o Diversification

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. Prudential believes the underlying variable investment options for the Contract meet these diversification requirements.


o Investor Control

Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of Prudential, to be considered the owner of the underlying assets. Because of this uncertainty, Prudential reserves the right to make such changes as it deems necessary to assure that the contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected contract owners and will be made with such notice to affected contract owners as is feasible under the circumstances.


o Entity Owners

Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or, in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract will be subject to tax.


o Purchase Payments Made Before August 14, 1982

If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Generally, withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.


o Generation-Skipping Transfers

If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 371/2 years younger than you, there may be generation-skipping transfer tax consequences.


                              FINANCIAL STATEMENTS

[To be filed by post-effective amendment 485(b)]

                   DETERMINATION OF ACCUMULATION UNIT VALUES


A. Accumulation Unit Values


The value for each accumulation unit is computed as of the end of each valuation period, also referred to in this section as business day.

On any given business day the value of accumulation units in each subaccount will be determined by multiplying the value of a unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.2% annual charge for administrative expenses and mortality and expense risks. The account's financial statements reflect a different breakdown of the expense structure than as described in the prospectus. The mortality and expense risk charges described in Item 5 therein combined with an administrative charge described in Item 4 total an amount which is the same 1.2% per year described in
Note 3A of the Notes to the account's financial statements. The value of the assets of a subaccount is determined by multiplying the number of shares of the Series Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund but not yet paid.


B. Determination of the Amount of Monthly Variable Annuity Payment


When a contract owner elects to convert his or her variable account into monthly variable annuity payments (an option available under the WVA-83 contract and the VIP-84 contract, but NOT under the VIP-86 contract), the number of accumulation units credited to him or her in each subaccount is first reduced to take into account any applicable sales charge and any state premium taxes that may be payable. The remaining accumulation units are then converted into a number of annuity units of equal total value. As with accumulation units, the value of each annuity unit also changes daily in accordance with the investment results of the underlying Series Fund portfolio, after deduction of the daily equivalent of the 1.2% annual charge for assuming expense and mortality risks.

Built into the value of annuity units is an assumption that the value of a subaccount will grow by 3.5% each year. The reason for making this assumption is explained more fully below. Accordingly, the value of an annuity unit always increases by an amount that is somewhat less than the increase would have been had this assumption not been made and decreases by an amount that is somewhat greater than the decrease would have been had the assumption not been made. If the value of the assets of a subaccount increases from one day to the next at a rate equivalent to 4.7% per year (3.5% plus the annual charge of 1.2%), the annuity unit value will not change. If the increase is less than at a rate equivalent to 4.7% per year, the annuity unit value will decrease.

To determine the amount of each monthly variable annuity payment, the first step is to refer to the Schedule of Annuity Rates set forth in the contract, relating to the form of annuity selected by the contract owner. For example, for a man of 65 years of age who has selected a lifetime annuity with a guaranteed minimum of 120 payments, the applicable schedules currently provide that 1000 annuity units will result in the payment each month of an amount equal to the value of 5.73 annuity units. (Due to the fact that the Schedule of Annuity Rates set forth in the WVA-83 contract differs from that set forth in the VIP-84 contract, the preceding sentence, as it applies to the WVA-83 contract, is modified. See item 3 under DIFFERENCES UNDER THE WVA-83 CONTRACT in this Statement of Additional Information.) The amount of the first variable annuity payment made on the first day of the month will be equal to that number of annuity units multiplied by the annuity unit value at the end of that day, if a business day, or otherwise at the end of the last preceding business day. The amount of each subsequent variable annuity payment made on the first day of the month will be equal to the number of annuity units multiplied by the annuity unit value at the end of the last business day which is at least 5 days before the date the annuity payment is due. (Under the WVA-83 contract, the amount of each variable annuity payment made after the first payment is not determined as described in the preceding sentence. See item 4 under DIFFERENCES UNDER THE WVA-83 CONTRACT in this Statement of Additional Information.)

As stated above, the annuity unit values change in accordance with the investment results of the subacccount but will not increase the amount of each monthly variable payment unless the assets in the subaccount increase, after deducting the 1.2% annual charge, at a rate greater than 3.5% per year. This compensates for the fact that the annuity rate schedules have been constructed upon the assumption that there will be a 3.5% annual increase in the value of each subaccount. Although a different assumption could have been made, namely that the subaccounts will not increase in value, this would have resulted in smaller variable annuity payments immediately after annuitization and larger payments in later years. This would have been advantageous for annuitants who happen to live very long but disadvantageous to those who happen to die earlier. Prudential believes that the 3.5% annual growth assumption is better for contract owners, because it produces a better balance between early and later variable annuity payments.

        INDIVIDUAL VARIABLE INVESTMENT PLAN VARIABLE ANNUITY CONTRACTS














































                  The Prudential Insurance Company of America
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone: (888) PRU-2888

                                     PART C:

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

-----------------------------------------------------------------------------------------------------------------------
  (a)              FINANCIAL STATEMENTS
-----------------------------------------------------------------------------------------------------------------------
             (1)   Financial Statements of The Prudential Individual Variable Contract Account (Registrant) consisting of the Statements of Net Assets, as of December 31, 2004; the Statements of Operations for the year ended December 31, 2004; the Statements of Changes in Net Assets for the years ended December 31,
                   2004 and December 31, 2003; and the Notes relating thereto appear in the Statement of Additional
                   Information (Part B of the Registration Statement) (Note 10).
-----------------------------------------------------------------------------------------------------------------------
             (2)   Consolidated Financial Statements of The Prudential Insurance Company of America (Depositor) and its
                   subsidiaries, consisting of the Consolidated Statements of Financial Position as of December 31,
                   2004 and 2003; the Consolidated Statements of Operations, Consolidated Statements of Changes in
                   Equity and Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and
                   2002 and the Notes relating thereto appear in the statement of additional information (Part B of the
                   Registration Statement) (Note 10).
-----------------------------------------------------------------------------------------------------------------------
  (b)              EXHIBITS
-----------------------------------------------------------------------------------------------------------------------
             (1)   Resolution of the Board of Directors of The Prudential Insurance Company of America establishing The
                   Prudential Individual Variable Contract Account. (Note 6)
-----------------------------------------------------------------------------------------------------------------------
             (2)   Agreements for custody of securities and similar investments--Not Applicable.
-----------------------------------------------------------------------------------------------------------------------
            (3a)   Form of Distribution Agreement between Prudential Investments Management Services LLC (PIMS)
                   (Underwriter) and The Prudential Insurance Company of America (Depositor). (Note 8)
-----------------------------------------------------------------------------------------------------------------------
            (3b)   Form of Selected Broker Agreement used by PIMS. (Note 8)
-----------------------------------------------------------------------------------------------------------------------
            (4.a)  Individual Variable Annuity Contract (Form WVA-83). (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.b)  Special Page One to the Contract (Form WVA-83) for use in New York issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.c)  Endorsement WVA2-83 to the Contract (Form WVA-83) for use in New Jersey issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.d)  Special Page Six WVA-83 to the Contract (Form WVA-83) for use in Oklahoma issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.e)  Special Page Six WVA-83 to the Contract (Form WVA-83) for use in California issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.f)  Endorsement WVA 3-83 to the Contract (Form WVA-83) for use in Tennessee issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.g)  Endorsement WVA 4-83 to the Contract (Form WVA-83 and VIP-84) for use in Texas issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.h   Endorsement WVA 5-83 to the Contract (Form WVA-83) for use in Texas and Pennsylvania issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.i)  Endorsement WVA 6-83 to the Contract (Form WVA-83) for use in California issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.j)  Endorsement COMB 84889-83 to the Contract (Form WVA-83) for use in the District of Columbia and in
                   all states except New York. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.k)  Endorsement COMB 84890-83 to the Contract (Form WVA-83) for use in the District of Columbia and In
                   all states except New York. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.l)  Individual Variable Annuity Contract (Form VIP-84). (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.m)  Special Page One to the Contract (Form VIP-84). (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.n)  Special Page Nineteen to the Contract (Form VIP-84) for use in New York issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.o)  Special Page Four to the Contract (Form VIP-84) for use in Oklahoma issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.p)  Special Page Seven to the Contract (Form VIP-84) for use in Oklahoma issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.q)  Special Page Four to the Contract (Form VIP-84) for use in California issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.r)  Special Page Seven to the Contract (Form VIP-84) for use in California issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.s)  Endorsement VIP 3-84 to the Contract (Form VIP-84) for use in California issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.t)  Endorsement WVA 13-85 to the Contract (Form VIP-84) for use in all the states so that the Contract meets Internal Revenue Code Section 72(s) requirements for an annuity. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.u)  Endorsement VIP 6-85 to the Contract (Form VIP-84) for use in all the states so that the Contract meets Internal Revenue Code Section 72(s) requirements for an annuity. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.v)  Individual Variable Annuity Contract (Form VIP-86). (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.w)  Individual Variable Annuity Contract (Form VIP-86) revised. (Note 6)
-----------------------------------------------------------------------------------------------------------------------
            (4.x)  Special Jacket VIP-86 MN to the VIP-86 Contract for use in Minnesota issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.y)  Special Jacket VIP-86 NY to the VIP-86 Contract for use in New York issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (4.z)  Special Contract Data Page 3 (VIP-86) (MN) to the VIP-86 Contract for use in Minnesota issues.
                   (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.aa)  Special Page 7 (VIP-86) (NY) to the VIP-86 Contract for use in New York issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.bb)  Special Page 7 (VIP-86) (OK) to the VIP-86 Contract for use in Oklahoma issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.cc)  Special Page 8 (VIP-86)(SC) to the VIP-86 Contract for use in South Carolina issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
           (4.dd)  Special Page 8 (VIP-86) (OK) to the VIP-86 Contract for use in Oklahoma issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.ee)  Special Page 11 (VIP-86) (WA) to the VIP-86 Contract for use in Washington issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.ff)  Special Page 11 (VIP-86) (SC) to the VIP-86 Contract for use in South Carolina issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.gg)  Special Page 11 (VIP-86) (NY) to the VIP-86 Contract for use in New York issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.hh)  Special Page 11 (VIP-86) (WI) to the VIP-86 Contract for use in Wisconsin issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.ii)  Special Page 12 (VIP-86) (SC) to the VIP-86 Contract for use in South Carolina and Washington issues.
                   (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.jj)  Special Page 12 (VIP-86) (NY) to the VIP-86 Contract for use in New York issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.kk)  Special Page 12 (VIP-86) (WI) to the VIP-86 Contract for use in Wisconsin issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.ll)  Special Page 13 (VIP-86) (WI) to the VIP-86 Contract for use in Wisconsin issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.mm)  Special Page 14 (VIP-86) (WI) to the VIP-86 Contract for use in Wisconsin issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.nn)  Special Back Jacket Page 18 (VIP-86) (MN) to the VIP-86 Contract for use in Minnesota issues.
                   (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.oo)  Special Back Jacket Page 18 (VIP-86) (NY) to the VIP-86 Contract for use in New York issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.pp)  Special Jacket VIP-86-P to the VIP-86 Contract for use in Pennsylvania issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.qq)  Special Contract Data Page 3 (VIP-86) (MA) to the VIP-86 Contract for use in Massachusetts issues.
                   (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.rr)  Special Page 7 (VIP-86) (PA) to the VIP-86 Contract for use in Pennsylvania issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.ss)  Special Blank Page 13 (VIP-86) (MA) to the VIP-86 Contract for use in Massachusetts issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.tt)  Special Blank Page 17 (VIP-86-P) to the VIP-86 Contract for use in Pennsylvania issues. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.uu)  Special Back Jacket Page 18 (VIP-86-P) to the VIP-86 Contract for use in Pennsylvania issues.
                   (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.vv)  Endorsement VIP 501-86 to the VIP-86 Contract for use in all states except Delaware, Georgia,
                   Massachusetts, North Dakota, New York, Oregon, Pennsylvania and Texas. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.ww)  Endorsement COMB 84890-83 to the VIP-86 Contract for use in Montana. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.xx)  Endorsement Certification PLI 254-86 to the VIP-86 Contract for use in Pennsylvania. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.yy)  Endorsement PLI 288-88 to the VIP-86 Contract. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.zz)  Waiver of Withdrawal Charges rider ORD 88753-92 to the VIP-86 Contract (at issue). (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.aaa) Waiver of Withdrawal Charges rider ORD 88754-92 to the VIP-86 Contract (after issue). (Note 9)
-----------------------------------------------------------------------------------------------------------------------
           (4.bbb) Spousal Continuance rider ORD 89011-93 to the VIP contract (at issue). (Note 2)
-----------------------------------------------------------------------------------------------------------------------
           (4.ccc) Endorsement altering the Assignment provision ORD 83922-95. (Note 3)
-----------------------------------------------------------------------------------------------------------------------
             (5)   Application for Individual Variable Annuity Contract:
-----------------------------------------------------------------------------------------------------------------------
            (5.a)  Application Form VA 200 ED 07/83 for Individual Variable Annuity Contract (Form WVA-83). (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (5.b)  Application Form VA 200 ED 5/84 for Individual Variable Annuity Contract (Form VIP-84) for use by
                   Prudential representatives. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (5.c)  Application Form VA 200B ED 5/84 for Individual Variable Annuity Contract (Form VIP-84) for use by
                   Prudential Securities account executives. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (5.d)  Revised Application Form VA 200 ED 5/84-Non-Qualified for Individual Annuity Contract (Form VIP-84)
                   for use by Prudential representatives. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (5.e)  Revised Application Form VA 200 Ed. 5/86-Non-Qualified. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (5.f)  Revised Application Form VA 200 Ed. 5/86-Non-Qualified (NY) for use in New York. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (5.g)  Revised Application Form VA 200 Ed. 9/86-Non-Qualified. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (5.h)  Revised Application Form VA 200 Ed. 11/86-Non-Qualified. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
            (5.i)  Application for VIP annuity contract ORD 87348-92. (Note 2)
-----------------------------------------------------------------------------------------------------------------------
            (5.j)  Supplement to the Application for a VIP contract ORD 87454-92. (Note 2)
-----------------------------------------------------------------------------------------------------------------------
            (6.a)  Charter of The Prudential Insurance Company of America, as amended February 27, 2002. (Note 5)
-----------------------------------------------------------------------------------------------------------------------
             (7)   Contract of reinsurance in connection with variable annuity contract--Not Applicable.
-----------------------------------------------------------------------------------------------------------------------
             (8)   Other material contracts performed in whole or part after the date the registration statement is filed:
-----------------------------------------------------------------------------------------------------------------------
            (8.a)  Purchase Agreement between The Prudential Series Fund, Inc.  and The Prudential Insurance Company of
                   America. (Note 9)
-----------------------------------------------------------------------------------------------------------------------
             (9)   Opinion of Counsel and consent to its use as to legality of the securities being registered. (Note 1)
-----------------------------------------------------------------------------------------------------------------------
            (10)   Written consent of PricewaterhouseCoopers LLP, independent accountants.  (Note 10)
-----------------------------------------------------------------------------------------------------------------------
            (11)   All financial statements omitted from Item 23, Financial Statements--Not Applicable.
-----------------------------------------------------------------------------------------------------------------------
            (12)   Agreements in consideration for providing initial capital between or among Registrant, Depositor,
                   Underwriter, or initial contract owners--Not Applicable.
-----------------------------------------------------------------------------------------------------------------------
            (14)   Powers of Attorney.
-----------------------------------------------------------------------------------------------------------------------
           (14.a) Becker, Carbone, Casellas, Cullen, Gray, Hanson, Hiner, Horner, Ryan, Schmertz, Unruh (Note 4)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
     (Note 1)      Filed herewith.
-----------------------------------------------------------------------------------------------------------------------
     (Note 2)      Incorporated by reference to Post-Effective Amendment No. 19 to Form S-6, Registration No. 2-80897,
                   filed April 28, 1994.
-----------------------------------------------------------------------------------------------------------------------
     (Note 3)      Incorporated by reference to Post-Effective Amendment No. 20 to Form S-6, Registration No. 2-80897,
                   filed February 27, 1995.
-----------------------------------------------------------------------------------------------------------------------
     (Note 4)      Incorporated by reference to Post-Effective Amendment No. 14 to Form S-1, Registration No. 33-20083,
                   filed 4/10/01 on behalf of The Prudential Variable Contract Real Property Account.
-----------------------------------------------------------------------------------------------------------------------
     (Note 5)      Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6, Registration No. 33-01031,
                   filed February 14, 2003 on behalf  of The Prudential Variable Contract Account GI-2.
-----------------------------------------------------------------------------------------------------------------------
     (Note 6)      Incorporated by reference to Post-Effective Amendment No. 24 to Form N-4, Registration No. 2-80897,
                   filed April 24, 1998, on behalf of The Prudential Individual Variable Contract Account.
-----------------------------------------------------------------------------------------------------------------------
     (Note 7)      Incorporated by reference to Post-Effective Amendment No. 9 to Form S-1, Registration No. 33-20083,
                   filed April 9, 1997, on behalf of the Prudential Variable Contract Real Property Account.
-----------------------------------------------------------------------------------------------------------------------
     (Note 8)      Incorporated by reference to Post-Effective Amendment No. 31 on Form N-4, Registration No. 2-80897,
                   filed April 25, 2000, on behalf of The Prudential Individual Variable Contract Account.
-----------------------------------------------------------------------------------------------------------------------
     (Note 9)      Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4, Registration No. 2-80897,
                   filed April 27, 1999, on behalf of The Prudential Individual Variable Contract Account.
-----------------------------------------------------------------------------------------------------------------------
     (Note 10)     To be filed by Post-Effective Amendment.
-----------------------------------------------------------------------------------------------------------------------


ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

Directors of Prudential are listed below:

Name and
--------
Principal Business Address(*)               Position and Offices with Depositor
-----------------------------               -----------------------------------
Frederic K. Becker                                   Director
Gordon M. Bethune                                    Director
W. Gaston Caperton III                               Director
Gilbert F. Casellas                                  Director
James G. Cullen                                      Director
William H. Gray III                                  Director
Jon F. Hanson                                        Director
Glen H. Hiner                                        Director
Constance J. Horner                                  Director
Karl J. Krapek                                       Director
Arthur F. Ryan                                       Chairman of the Board
Ida F. S. Schmertz                                   Director
James A. Unruh                                       Director

Principal Officers of Prudential are listed below:

Name and
Principal Business Address(*)               Position and Offices with Depositor
Vivian L. Banta                             Chief Executive Officer, Insurance  Division
Richard J. Carbone                          Senior Vice President and Chief Financial Officer
C. Edward Chaplin                           Senior Vice President and Treasurer
Kathleen M. Gibson                          Vice President and Secretary
Robert C. Golden                            Executive Vice President
Mark B. Grier                               Vice Chairman, Financial Management
John M. Liftin                              Senior Vice President and General Counsel
Arthur F. Ryan                              Chief Executive Officer and President
Peter B. Sayre                              Senior Vice President and  Corporate Controller

*The address of each Director and Officer named is 751 Broad Street, Newark, NJ 07102

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Most of the Registrant's outstanding securities are owned by the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940 (the "Act"): The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

Registrant's shares will be voted in proportion to the directions of persons having interests in the separate accounts holding shares of the Registrant. Registrant may nonetheless be deemed to be controlled by such entities by virtue of the presumption contained in Section 2(a)(9) of the Act, although Registrant disclaims such control.

In addition to the subsidiaries listed in its Annual Report, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Act. The separate accounts are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, filed March 10, 2004, the text of which is hereby incorporated.

ITEM 27.     NUMBER OF CONTRACTOWNERS

As of February 28, 2005 there were ____ contract owners of non-qualified contracts offered by the Registrant.

ITEM 28.     INDEMNIFICATION

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions and exclusions of the insurance policies.

New Jersey, being the state of organization of Prudential Insurance Company of America ("Prudential"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential's By-law
Article VII, Section 1, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit f(ii) of Post-Effective Amendment No. 8 to Form N-6, Registration No. 33-01031, filed February 14, 2003, on behalf of the Prudential Variable Contract Account GI-2.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.     PRINCIPAL UNDERWRITER

(a) Prudential Investment Management Services LLC (PIMS)

PIMS is distributor for American Skandia Trust, American Skandia Advisor Funds, Inc., Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Equity Fund, Inc.; Prudential's Gibraltar Fund, Inc.; Dryden Global Total Return Fund, Inc.; Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Securities Fund, Jennison Sector Funds, Inc., Dryden Short-Term Bond Fund, Inc., Jennison Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Dryden Tax-Managed Funds, Dryden Tax-Managed Small Cap Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Prudential Series Fund, Inc., The Target Portfolio Trust, The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11.

PIMS is also distributor of the following unit investment trusts: Separate Accounts; The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Prudential Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

(b)(1) The following table sets forth certain information regarding the officers and directors of PIMS:

                                            POSITIONS AND OFFICES          POSITIONS AND OFFICES
                 NAME (1)                     WITH UNDERWRITER                WITH REGISTRANT
         -----------------------     ---------------------------------     ---------------------
         Robert F. Gunia .......     President                             None

         Kenneth I. Schindler ..     Senior Vice President & Chief         None
                                     Compliance Officer

         David Odenath .........     Executive Vice President              None
         751 Broad Street
         Newark, NJ 07102

         Scott Sleyster ........     Executive Vice President              None
         280 Trumball Street
         Hartford, CT 06103

         Stephen Pelletier .....     Executive Vice President              None

         Bernard B. Winograd ...     Executive Vice President              None

         Edward P. Baird .......     Executive Vice President              None

         William V. Healey .....     Senior Vice President, Secretary      None
                                     and Chief Legal Officer

         Michael J. McQuade ....     Senior Vice President,                None
                                     Comptroller and
                                     Chief Financial Officer

         C. Edward Chaplin .....     Executive Vice                        None
         752 Broad Street            President and None Treasurer
         Newark, NJ 07102

         Peter J. Boland .......     Senior Vice President and             None
                                     Director of Operations

The address of each person named is 100 Mulberry Street, Newark, NJ 07102 unless otherwise noted.

------------------------------------------------------------------------------------------------------------------
Name of Principal          Net Underwriting         Compensation on          Brokerage                Compensation
Underwriter                Discounts and            Redemption               Commission
                           Commissions
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Prudential Investment      $                        $ -0-                    $-0-                     $-0-
Management Services, LLC
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31.     MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the Registration Statement under which management-related services are provided to the Registrant--Not applicable.

ITEM 32.     UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) The Prudential Insurance Company of America (Prudential) hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Prudential.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on its behalf by the attested, all in the City of Newark and the State of New Jersey, on this 18th day of February, 2005.

               THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                            (Registrant)

                        By:     THE PRUDENTIAL INSURANCE
                                   COMPANY OF AMERICA
                            (Depositor)

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


                               SIGNATURE AND TITLE

 /s/*                                           /s/*
--------------------------------------       -----------------------------------
 ARTHUR F. RYAN                                 GLEN H. HINER
 CHAIRMAN OF THE BOARD, PRESIDENT AND           DIRECTOR
 CHIEF EXECUTIVE OFFICER
                                                 /s/*
--------------------------------------       -----------------------------------
 PETER B. SAYRE                                 CONSTANCE J. HORNER
 SENIOR VICE PRESIDENT AND CONTROLLER           DIRECTOR

 /s/*                                           /s/*
--------------------------------------       -----------------------------------
 RICHARD J. CARBONE                             IDA F.S. SCHMERTZ
 SENIOR VICE PRESIDENT AND CHIEF                DIRECTOR
 FINANCIAL OFFICER

 /s/*                                           /s/*
--------------------------------------       -----------------------------------
 FREDERIC K. BECKER                             JAMES A. UNRUH
 DIRECTOR                                       DIRECTOR

 /s/*
--------------------------------------
 GILBERT F. CASELLAS
 DIRECTOR

 /s/*
--------------------------------------
 JAMES G. CULLEN
 PRESIDENT AND DIRECTOR

 /s/*                                        *By: /s/ Thomas C. Castano
--------------------------------------       -----------------------------------
 WILLIAM H. GRAY, III                           Attorney-in-Fact
 DIRECTOR                                       Dated:  February 18, 2005

 /s/*
--------------------------------------
 JON F. HANSON
 DIRECTOR

                                  EXHIBIT INDEX

(9) Opinion of Counsel and consent to its use as to legality of the securities being registered